UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Greater China Growth Fund

Semiannual Report

February 28, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2019

Eaton Vance

Greater China Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	18

Important Notices	19

Eaton Vance

Greater China Growth Fund

February 28, 2019

Performance1,2

Portfolio Managers June Lui and Christopher Darling, each of BMO Global Asset Management (Asia) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/28/1992	10/28/1992	3.61%	–2.69%	7.73%	11.88%
Class A with 5.75% Maximum Sales Charge	—	—	–2.36	–8.31	6.46	11.22
Class C at NAV	12/28/1993	10/28/1992	3.22	–3.39	6.97	11.12
Class C with 1% Maximum Sales Charge	—	—	2.28	–4.27	6.97	11.12
Class I at NAV	10/01/2009	10/28/1992	3.72	–2.42	8.05	12.21
MSCI Golden Dragon Index	—	—	0.48%	–7.77%	8.37%	12.25%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.82%	2.52%	1.52%

Fund Profile

Regional Allocation (% of net assets)4

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

AIA Group, Ltd.	9.6%

Tencent Holdings, Ltd.	8.7

Ping An Insurance (Group) Co. of China, Ltd., Class H	5.5

Hong Kong Exchanges and Clearing, Ltd.	4.5

ANTA Sports Products, Ltd.	4.2

Link REIT	4.0

Haier Electronics Group Co., Ltd.	3.9

China Resources Gas Group, Ltd.	3.7

China Mobile, Ltd.	3.6

China Overseas Land & Investment, Ltd.	3.3

Total	51.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Greater China Growth Fund

February 28, 2019

Endnotes and Additional Disclosures

[1]

MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Greater China Growth Fund

February 28, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 – February 28, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/18)	Ending Account Value (2/28/19)	Expenses Paid During Period* (9/1/18 – 2/28/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,036.10	$9.34	**	1.85%
Class C	$1,000.00	$1,032.20	$12.85	**	2.55%
Class I	$1,000.00	$1,037.20	$7.83	**	1.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.60	$9.25	**	1.85%
Class C	$1,000.00	$1,012.10	$12.72	**	2.55%
Class I	$1,000.00	$1,017.10	$7.75	**	1.55%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2018.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Greater China Growth Fund

February 28, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 94.3%
Security	Shares	Value

China — 56.2%

Food Products — 10.4%

China Mengniu Dairy Co., Ltd.	731,000	$2,257,455

Dali Foods Group Co., Ltd.(1)	2,853,500	1,941,151

Foshan Haitian Flavouring & Food Co., Ltd., Class A	94,900	1,088,636

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	523,543	2,118,422

Tingyi (Cayman Islands) Holding Corp.	2,074,000	2,881,777

		$10,287,441

Gas Utilities — 3.7%

China Resources Gas Group, Ltd.	850,000	$3,693,383

		$3,693,383

Health Care Equipment & Supplies — 1.2%

AK Medical Holdings, Ltd.(1)	2,094,000	$1,142,039

		$1,142,039

Health Care Providers & Services — 1.9%

Sinopharm Group Co., Ltd., Class H	416,000	$1,852,951

		$1,852,951

Health Care Technology — 1.1%

Ping An Healthcare and Technology Co., Ltd.(1)(2)	223,900	$1,123,147

		$1,123,147

Hotels, Restaurants & Leisure — 3.0%

Xiabuxiabu Catering Management China Holdings Co., Ltd.(1)	1,351,500	$2,437,927

Yum China Holdings, Inc.	11,367	474,231

		$2,912,158

Household Durables — 4.7%

Haier Electronics Group Co., Ltd.	1,278,000	$3,811,236

Zhejiang Supor Co., Ltd., Class A	87,900	808,104

		$4,619,340

Insurance — 7.4%

China Pacific Insurance (Group) Co., Ltd., Class H	499,000	$1,877,486

Ping An Insurance (Group) Co. of China, Ltd., Class H	508,500	5,375,529

		$7,253,015

Security	Shares	Value

Interactive Media & Services — 8.7%

Tencent Holdings, Ltd.	200,700	$8,594,620

		$8,594,620

IT Services — 1.4%

TravelSky Technology, Ltd., Class H	485,000	$1,406,312

		$1,406,312

Personal Products — 1.0%

Hengan International Group Co., Ltd.	118,000	$953,646

		$953,646

Pharmaceuticals — 0.6%

Sino Biopharmaceutical, Ltd.	654,500	$567,964

		$567,964

Real Estate Management & Development — 3.3%

China Overseas Land & Investment, Ltd.	878,000	$3,234,673

		$3,234,673

Textiles, Apparel & Luxury Goods — 4.2%

ANTA Sports Products, Ltd.	713,000	$4,180,019

		$4,180,019

Wireless Telecommunication Services — 3.6%

China Mobile, Ltd.	331,500	$3,501,458

		$3,501,458

Total China (identified cost $35,585,868)		$55,322,166

Hong Kong — 26.6%

Capital Markets — 4.5%

Hong Kong Exchanges and Clearing, Ltd.	129,721	$4,471,378

		$4,471,378

Equity Real Estate Investment Trusts (REITs) — 4.0%

Link REIT	353,000	$3,992,842

		$3,992,842

Food & Staples Retailing — 0.8%

Dairy Farm International Holdings, Ltd.	88,940	$796,127

		$796,127

5	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food Products — 1.0%

Vitasoy International Holdings, Ltd.	226,000	$975,782

		$975,782

Hotels, Restaurants & Leisure — 3.2%

Sands China, Ltd.	634,400	$3,164,360

		$3,164,360

Insurance — 9.6%

AIA Group, Ltd.	947,800	$9,459,355

		$9,459,355

Real Estate Management & Development — 2.6%

CK Asset Holdings, Ltd.	303,856	$2,521,107

		$2,521,107

Textiles, Apparel & Luxury Goods — 0.9%

Samsonite International SA(1)	285,900	$849,635

		$849,635

Total Hong Kong (identified cost $14,506,029)		$26,230,586

Taiwan — 11.5%

Banks — 1.6%

CTBC Financial Holding Co., Ltd.	2,329,881	$1,574,558

		$1,574,558

Electronic Equipment, Instruments & Components — 1.3%

Largan Precision Co., Ltd.	9,000	$1,265,074

		$1,265,074

Food & Staples Retailing — 3.1%

President Chain Store Corp.	297,000	$3,060,576

		$3,060,576

Insurance — 1.5%

Cathay Financial Holding Co., Ltd.	994,929	$1,460,586

		$1,460,586

Multiline Retail — 1.3%

Poya International Co., Ltd.	123,462	$1,262,515

		$1,262,515

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 2.7%

Taiwan Semiconductor Manufacturing Co., Ltd.	350,839	$2,692,240

		$2,692,240

Total Taiwan (identified cost $7,388,582)		$11,315,549

Total Common Stocks — 94.3% (identified cost $57,480,479)		$92,868,301

Other Assets, Less Liabilities — 5.7%		$5,617,429

Net Assets — 100.0%		$98,485,730

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2019, the aggregate value of these securities is $7,493,899 or 7.6% of the Fund’s net assets.

(2)	Non-income producing security.

6	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2019

Unaffiliated investments, at value (identified cost, $57,480,479)	$92,868,301

Cash	5,749,726

Foreign currency, at value (identified cost, $743)	745

Dividends receivable	1,364

Receivable for Fund shares sold	348,094

Total assets	$98,968,230

Liabilities

Payable for investments purchased	$153,673

Payable for Fund shares redeemed	117,857

Payable to affiliates:

Investment adviser fee	71,951

Administration fee	10,793

Distribution and service fees	21,301

Other	7,405

Accrued expenses	99,520

Total liabilities	$482,500

Net Assets	$98,485,730

Sources of Net Assets

Paid-in capital	$63,807,671

Distributable earnings	34,678,059

Total	$98,485,730

Class A Shares

Net Assets	$80,965,731

Shares Outstanding	3,491,813

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$23.19

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$24.60

Class C Shares

Net Assets	$4,681,311

Shares Outstanding	215,204

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$21.75

Class I Shares

Net Assets	$12,838,688

Shares Outstanding	549,363

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$23.37

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2019

Dividends (net of foreign taxes, $5,366)	$400,225

Interest	8,951

Total investment income	$409,176

Expenses

Investment adviser fee	$435,379

Administration fee	65,307

Distribution and service fees

Class A	102,074

Class C	46,745

Trustees’ fees and expenses	2,612

Custodian fee	41,817

Transfer and dividend disbursing agent fees	66,234

Legal and accounting services	30,908

Printing and postage	18,340

Registration fees	24,053

Miscellaneous	5,511

Total expenses	$838,980

Deduct —

Allocation of expenses to affiliates	$14,578

Total expense reductions	$14,578

Net expenses	$824,402

Net investment loss	$(415,226)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,373,531

Foreign currency transactions	(2,606)

Net realized gain	$1,370,925

Change in unrealized appreciation (depreciation) —

Investments	$2,051,598

Foreign currency	615

Net change in unrealized appreciation (depreciation)	$2,052,213

Net realized and unrealized gain	$3,423,138

Net increase in net assets from operations	$3,007,912

8	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

From operations —

Net investment income (loss)	$(415,226)	$309,017

Net realized gain	1,370,925	10,808,047

Net change in unrealized appreciation (depreciation)	2,052,213	(3,453,747)

Net increase in net assets from operations	$3,007,912	$7,663,317

Distributions to shareholders(1)—

Class A	$(5,914,674)	$(8,270,376)

Class C	(922,720)	(1,421,009)

Class I	(863,824)	(1,208,731)

Total distributions to shareholders	$(7,701,218)	$(10,900,116)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$5,595,267	$4,755,840

Class C	377,905	1,184,023

Class I	3,904,446	4,490,363

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	5,095,125	7,120,886

Class C	839,311	1,295,620

Class I	825,699	949,387

Cost of shares redeemed

Class A	(5,189,620)	(11,671,557)

Class C	(1,875,955)	(2,696,144)

Class I	(1,383,711)	(6,260,724)

Net asset value of shares converted

Class A	5,716,630	—

Class C	(5,716,630)	—

Net increase (decrease) in net assets from Fund share transactions	$8,188,467	$(832,306)

Net increase (decrease) in net assets	$3,495,161	$(4,069,105)

Net Assets

At beginning of period	$94,990,569	$99,059,674

At end of period	$98,485,730	$94,990,569 (2)

(1)	For the year ended August 31, 2018, the source of distributions was as follows:

Net investment income — Class A $(473,372) and Class I $(97,186)

Net realized gain — Class A $(7,797,004), Class C $(1,421,009) and Class I $(1,111,545)

The current period presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated net investment loss of $(873,812) at August 31, 2018. The requirement to disclose the corresponding amount as of February 28, 2019 was eliminated.

9	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2019

Financial Highlights

	Class A

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017		2016		2015		2014

Net asset value — Beginning of period	$24.560		$25.480	$20.380		$19.210		$22.200		$18.450

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.101)		$0.094	$0.168		$0.092		$0.020		$0.081

Net realized and unrealized gain (loss)	0.789		1.861	5.111		2.210		(2.950)		3.739

Total income (loss) from operations	$0.688		$1.955	$5.279		$2.302		$(2.930)		$3.820

Less Distributions

From net investment income	$(0.153)		$(0.165)	$(0.179)		$—		$(0.060)		$(0.070)

From net realized gain	(1.905)		(2.710)	—		(1.132)		—		—

Total distributions	$(2.058)		$(2.875)	$(0.179)		$(1.132)		$(0.060)		$(0.070)

Net asset value — End of period	$23.190		$24.560	$25.480		$20.380		$19.210		$22.200

Total Return(2)	3.61	%(3)(4)	7.69%	26.19	%(4)	12.50	%(4)	(13.26	)%(4)	20.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$80,966		$72,953	$75,137		$66,709		$68,475		$95,911

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.85	%(4)(6)	1.82%	1.91	%(4)	1.95	%(4)	1.95	%(4)	1.94%

Net investment income (loss)	(0.91	)%(6)	0.36%	0.78%		0.49%		0.09%		0.39%

Portfolio Turnover	6	%(3)	12%	14%		8%		53%		33%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.03%, 0.05%, 0.08% and 0.01% of average daily net assets for the six months ended February 28, 2019 and the years ended August 31, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2019

Financial Highlights — continued

	Class C

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017		2016		2015		2014

Net asset value — Beginning of period	$23.090		$24.120	$19.400		$18.450		$21.420		$17.880

Income (Loss) From Operations

Net investment loss(1)	$(0.167)		$(0.090)	$(0.018)		$(0.042)		$(0.136)		$(0.073)

Net realized and unrealized gain (loss)	0.732		1.770	4.877		2.124		(2.834)		3.613

Total income (loss) from operations	$0.565		$1.680	$4.859		$2.082		$(2.970)		$3.540

Less Distributions

From net investment income	$—		$—	$(0.139)		$—		$—		$—

From net realized gain	(1.905)		(2.710)	—		(1.132)		—		—

Total distributions	$(1.905)		$(2.710)	$(0.139)		$(1.132)		$—		$—

Net asset value — End of period	$21.750		$23.090	$24.120		$19.400		$18.450		$21.420

Total Return(2)	3.22	%(3)(4)	6.93%	25.27	%(4)	11.73	%(4)	(13.82	)%(4)	19.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,681		$12,163	$12,855		$13,856		$15,073		$21,271

Ratios (as a percentage of average daily net assets):

Expenses(5)	2.55	%(4)(6)	2.52%	2.62	%(4)	2.65	%(4)	2.65	%(4)	2.64%

Net investment loss	(1.59	)%(6)	(0.37)%	(0.09)%		(0.24)%		(0.64)%		(0.36)%

Portfolio Turnover	6	%(3)	12%	14%		8%		53%		33%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.03%, 0.05%, 0.08% and 0.01% of average daily net assets for the six months ended February 28, 2019 and the years ended August 31, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2019

Financial Highlights — continued

	Class I

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017		2016		2015		2014

Net asset value — Beginning of period	$24.790		$25.680	$20.500		$19.260		$22.240		$18.500

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.070)		$0.168	$0.281		$0.091		$0.100		$0.156

Net realized and unrealized gain (loss)	0.788		1.889	5.096		2.281		(2.969)		3.715

Total income (loss) from operations	$0.718		$2.057	$5.377		$2.372		$(2.869)		$3.871

Less Distributions

From net investment income	$(0.233)		$(0.237)	$(0.197)		$—		$(0.111)		$(0.131)

From net realized gain	(1.905)		(2.710)	—		(1.132)		—		—

Total distributions	$(2.138)		$(2.947)	$(0.197)		$(1.132)		$(0.111)		$(0.131)

Net asset value — End of period	$23.370		$24.790	$25.680		$20.500		$19.260		$22.240

Total Return(2)	3.72	%(3)(4)	8.06%	26.48	%(4)	12.90	%(4)	(13.00	)%(4)	20.98%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,839		$9,875	$11,067		$8,307		$10,298		$9,977

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.55	%(4)(6)	1.52%	1.61	%(4)	1.65	%(4)	1.65	%(4)	1.64%

Net investment income (loss)	(0.63	)%(6)	0.64%	1.29%		0.49%		0.45%		0.75%

Portfolio Turnover	6	%(3)	12%	14%		8%		53%		33%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.03%, 0.05%, 0.08% and 0.01% of average daily net assets for the six months ended February 28, 2019 and the years ended August 31, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares of the Fund generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

13

Eaton Vance

Greater China Growth Fund

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,892,021

Gross unrealized appreciation	$35,318,299

Gross unrealized depreciation	(1,342,019)

Net unrealized appreciation	$33,976,280

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and BMR, the fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of BMR or the Fund and by the vote of a majority of shareholders. For the six months ended February 28, 2019, the investment adviser fee amounted to $435,379 or 1.00% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays BMO Global Asset Management (Asia) Limited (BMO GAM (Asia)) a portion of its investment adviser fee for sub-advisory services provided to the Fund.

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2019, the administration fee amounted to $65,307.

14

Eaton Vance

Greater China Growth Fund

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

BMR and BMO GAM (Asia) have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.85%, 2.55% and 1.55% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after December 31, 2019. Pursuant to this agreement, BMR and BMO GAM (Asia) were allocated $14,578 in total of the Fund’s operating expenses for the six months ended February 28, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2019, EVM earned $16,394 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,066 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2019 amounted to $102,074 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2019, the Fund paid or accrued to EVD $35,059 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2019 amounted to $11,686 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2019, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $5,396,291 and $9,908,541, respectively, for the six months ended February 28, 2019.

15

Eaton Vance

Greater China Growth Fund

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

Sales	248,568	183,564

Issued to shareholders electing to receive payments of distributions in Fund shares	240,791	290,530

Redemptions	(232,587)	(453,220)

Converted from Class C shares	265,032	—

Net increase	521,804	20,874

Class C	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

Sales	18,217	48,070

Issued to shareholders electing to receive payments of distributions in Fund shares	42,219	55,942

Redemptions	(88,348)	(110,390)

Converted to Class A shares	(283,555)	—

Net decrease	(311,467)	(6,378)

Class I	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

Sales	174,632	171,840

Issued to shareholders electing to receive payments of distributions in Fund shares	38,729	38,468

Redemptions	(62,379)	(242,847)

Net increase (decrease)	150,982	(32,539)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2019.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities

16

Eaton Vance

Greater China Growth Fund

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the China region, which includes Hong Kong, China and Taiwan, are impacted by the economies of countries in the region, which differ from the U. S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China region are affected by developments in the economies and governmental actions of their principal trading partners, such as the imposition of trading restrictions and tariffs. China’s governmental actions and the actions of other governments can also have a significant effect on the economic conditions in the China region, which could adversely affect the value and liquidity of investments.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$—	$12,096,078		$—	$12,096,078

Consumer Discretionary	474,231	16,513,796		—	16,988,027

Consumer Staples	—	16,073,572		—	16,073,572

Financials	—	24,218,892		—	24,218,892

Health Care	—	4,686,101		—	4,686,101

Information Technology	—	5,363,626		—	5,363,626

Real Estate	—	9,748,622		—	9,748,622

Utilities	—	3,693,383		—	3,693,383

Total Common Stocks	$474,231	$92,394,070	*	$—	$92,868,301

Total Investments	$474,231	$92,394,070		$—	$92,868,301

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

17

Eaton Vance

Greater China Growth Fund

February 28, 2019

Officers and Trustees

Officers of Eaton Vance Greater China Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Greater China Growth Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

18

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

19

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser

BMO Global Asset Management (Asia) Limited

Suite 3808, One Exchange Square

Central, Hong Kong

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7705    2.28.19

Eaton Vance

Richard Bernstein All Asset Strategy Fund

Semiannual Report

February 28, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2019

Eaton Vance

Richard Bernstein All Asset Strategy Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	24

Important Notices	25

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Performance1,2

Portfolio Managers Richard Bernstein, Matthew Griswold, CFA, and Henry Timmons, CFA, each of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/30/2011	09/30/2011	–5.08%	–3.94%	3.55%	6.12%
Class A with 5.75% Maximum Sales Charge	—	—	–10.53	–9.46	2.34	5.28
Class C at NAV	09/30/2011	09/30/2011	–5.44	–4.60	2.77	5.32
Class C with 1% Maximum Sales Charge	—	—	–6.37	–5.54	2.77	5.32
Class I at NAV	09/30/2011	09/30/2011	–5.00	–3.66	3.80	6.38
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	1.99%	3.17%	2.32%	2.27%
MSCI ACWI Index	—	—	–2.92	–0.84	6.28	10.42
Blended Index	—	—	0.22	1.79	4.04	5.64

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.32%	2.07%	1.07%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Fund Profile

Country Allocation (% of net assets)4

Top 10 Holdings (% of net assets)5

WisdomTree Floating Rate Treasury Fund	12.7%

U.S. Treasury Note, 1.25% 3/31/21	2.5

First Trust Low Duration Opportunities ETF	2.4

U.S. Treasury Note, 2.25% 4/30/21	2.3

U.S. Treasury Note, 3.50% 5/15/20	2.2

U.S. Treasury Note, 2.00% 11/30/20	2.1

U.S. Treasury Note, 1.625% 6/30/20	1.9

U.S. Treasury Note, 2.625% 11/15/20	1.8

U.S. Treasury Note, 1.375% 4/30/21	1.7

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	1.5

Total	31.1%

Asset Allocation (% of net assets)4

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI ACWI Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Blended Index consists of 60% Bloomberg Barclays U.S. Aggregate Bond Index and 40% MSCI ACWI Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 – February 28, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/18)	Ending Account Value (2/28/19)	Expenses Paid During Period* (9/1/18 – 2/28/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$949.20	$5.85	1.21%
Class C	$1,000.00	$945.60	$9.46	1.96%
Class I	$1,000.00	$950.00	$4.64	0.96%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.06	1.21%
Class C	$1,000.00	$1,015.10	$9.79	1.96%
Class I	$1,000.00	$1,020.00	$4.81	0.96%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2018.

5

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 46.6%
Security	Shares	Value

Aerospace & Defense — 2.2%

Boeing Co. (The)	10,204	$4,489,352

General Dynamics Corp.	11,158	1,899,315

Lockheed Martin Corp.	7,495	2,319,028

Northrop Grumman Corp.	8,263	2,395,939

Raytheon Co.	13,444	2,507,306

United Technologies Corp.	14,210	1,785,771

		$15,396,711

Air Freight & Logistics — 0.4%

C.H. Robinson Worldwide, Inc.	24,858	$2,246,666

Expeditors International of Washington, Inc.	12,123	908,619

		$3,155,285

Banks — 1.7%

Bank of America Corp.	48,002	$1,395,898

JPMorgan Chase & Co.	25,804	2,692,905

M&T Bank Corp.	6,685	1,156,906

People’s United Financial, Inc.	64,833	1,151,434

PNC Financial Services Group, Inc. (The)	9,435	1,188,999

U.S. Bancorp	26,682	1,379,193

Wells Fargo & Co.	57,012	2,844,329

		$11,809,664

Beverages — 1.1%

Asahi Group Holdings, Ltd.	20,300	$878,814

Britvic PLC	77,886	948,346

Brown-Forman Corp., Class B	18,086	895,076

Coca-Cola Co. (The)	49,541	2,246,189

PepsiCo, Inc.	23,725	2,743,559

		$7,711,984

Biotechnology — 1.1%

AbbVie, Inc.	18,165	$1,439,395

Amgen, Inc.	10,363	1,969,799

Biogen, Inc.(1)	3,379	1,108,346

CSL, Ltd.	9,458	1,296,244

Gilead Sciences, Inc.	15,670	1,018,863

Vertex Pharmaceuticals, Inc.(1)	5,958	1,124,572

		$7,957,219

Security	Shares	Value

Building Products — 0.4%

A.O. Smith Corp.	38,281	$1,987,933

Daikin Industries, Ltd.	7,700	838,195

		$2,826,128

Capital Markets — 1.2%

Bank of New York Mellon Corp. (The)	35,638	$1,870,282

BlackRock, Inc.	3,750	1,662,075

Charles Schwab Corp. (The)	25,576	1,176,752

CME Group, Inc.	5,707	1,038,160

Intercontinental Exchange, Inc.	11,525	889,154

Morgan Stanley	20,838	874,779

State Street Corp.	9,274	666,523

		$8,177,725

Chemicals — 0.9%

Air Products and Chemicals, Inc.	5,146	$932,352

Eastman Chemical Co.	7,451	616,123

Ecolab, Inc.	7,259	1,226,118

International Flavors & Fragrances, Inc.	9,588	1,222,470

LyondellBasell Industries NV, Class A	7,059	603,686

Sherwin-Williams Co. (The)	4,168	1,805,577

		$6,406,326

Communications Equipment — 0.2%

Cisco Systems, Inc.	31,889	$1,650,893

		$1,650,893

Consumer Finance — 0.1%

American Express Co.	8,303	$894,565

		$894,565

Containers & Packaging — 0.5%

AptarGroup, Inc.	8,865	$901,836

Ball Corp.	18,650	1,021,647

Sonoco Products Co.	26,512	1,534,780

		$3,458,263

Distributors — 0.2%

Genuine Parts Co.	11,596	$1,261,413

		$1,261,413

6	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Consumer Services — 0.1%

TAL Education Group ADR(1)	26,730	$951,588

		$951,588

Diversified Financial Services — 0.3%

Berkshire Hathaway, Inc., Class B(1)	11,659	$2,346,957

		$2,346,957

Diversified Telecommunication Services — 0.5%

AT&T, Inc.	58,680	$1,826,122

Verizon Communications, Inc.	28,449	1,619,317

		$3,445,439

Electric Utilities — 1.0%

Alliant Energy Corp.	19,675	$902,492

Eversource Energy	24,310	1,697,081

IDACORP, Inc.	15,546	1,529,882

NextEra Energy, Inc.	11,743	2,204,396

Xcel Energy, Inc.	16,880	926,037

		$7,259,888

Electrical Equipment — 0.4%

AMETEK, Inc.	11,998	$954,801

Eaton Corp. PLC	11,860	946,072

Emerson Electric Co.	13,547	923,228

		$2,824,101

Entertainment — 0.4%

Netflix, Inc.(1)	4,141	$1,482,892

Walt Disney Co. (The)	13,020	1,469,177

		$2,952,069

Food & Staples Retailing — 1.9%

Costco Wholesale Corp.	10,040	$2,196,150

Create SD Holdings Co., Ltd.	32,900	864,823

George Weston, Ltd.	12,332	879,016

Heiwado Co., Ltd.	34,700	776,156

Kroger Co. (The)	29,196	856,319

Loblaw Cos., Ltd.	18,837	938,164

San-A Co., Ltd.	21,200	847,109

Sugi Holdings Co., Ltd.	20,200	877,142

Tsuruha Holdings, Inc.	9,300	825,637

Walgreens Boots Alliance, Inc.	18,264	1,300,214

Walmart, Inc.	22,658	2,242,915

Yaoko Co., Ltd.	14,600	774,620

		$13,378,265

Security	Shares	Value

Food Products — 2.5%

AAK AB	65,737	$980,189

Archer-Daniels-Midland Co.	19,445	826,413

Associated British Foods PLC	29,596	881,575

Calbee, Inc.	26,000	721,807

General Mills, Inc.	21,761	1,025,596

Hershey Co. (The)	13,171	1,457,766

Hormel Foods Corp.	35,353	1,532,906

JM Smucker Co. (The)	8,389	888,479

Kellogg Co.	14,159	796,585

Kewpie Corp.	35,800	818,574

Kikkoman Corp.	15,100	753,182

McCormick & Co., Inc.	11,067	1,504,891

MEIJI Holdings Co., Ltd.	10,100	800,784

Nisshin Seifun Group, Inc.	42,500	913,297

S Foods, Inc.	21,000	814,997

Saputo, Inc.	44,409	1,447,397

Tyson Foods, Inc., Class A	14,543	896,721

Yakult Honsha Co., Ltd.	11,500	772,812

		$17,833,971

Health Care Equipment & Supplies — 4.0%

Abbott Laboratories	21,145	$1,641,275

Baxter International, Inc.	14,973	1,118,932

Becton, Dickinson and Co.	8,435	2,098,544

Boston Scientific Corp.(1)	30,732	1,232,968

Cooper Cos., Inc. (The)	4,943	1,413,649

Danaher Corp.	18,680	2,372,734

DENTSPLY SIRONA, Inc.	20,528	857,249

Edwards Lifesciences Corp.(1)	5,443	921,445

Fisher & Paykel Healthcare Corp., Ltd.	150,074	1,501,585

GN Store Nord A/S	19,991	962,854

Hoya Corp.	14,000	855,924

IDEXX Laboratories, Inc.(1)	4,541	958,287

Intuitive Surgical, Inc.(1)	2,089	1,143,957

Koninklijke Philips NV	27,134	1,079,722

Medtronic PLC	16,182	1,464,471

ResMed, Inc.	9,516	974,724

Sartorius AG, PFC Shares	6,444	1,021,452

Siemens Healthineers AG(2)	20,567	832,303

Stryker Corp.	11,065	2,085,863

Sysmex Corp.	15,900	961,514

Terumo Corp.	14,800	909,106

Varian Medical Systems, Inc.(1)	6,685	898,197

West Pharmaceutical Services, Inc.	8,370	876,757

		$28,183,512

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 3.2%

Alfresa Holdings Corp.	31,100	$902,018

Anthem, Inc.	6,925	2,082,555

Cardinal Health, Inc.	17,798	967,143

Centene Corp.(1)	14,238	866,952

Cigna Corp.	10,451	1,823,073

Covetrus, Inc.(1)	4,397	157,325

CVS Health Corp.	30,049	1,737,734

Henry Schein, Inc.(1)	10,993	651,885

Humana, Inc.	3,427	976,832

Laboratory Corp. of America Holdings(1)	6,419	951,553

McKesson Corp.	9,145	1,162,878

MEDNAX, Inc.(1)	24,153	794,875

Orpea	7,961	938,158

Quest Diagnostics, Inc.	9,864	853,729

Ramsay Health Care, Ltd.	35,071	1,612,505

Ryman Healthcare, Ltd.	167,431	1,251,925

UnitedHealth Group, Inc.	13,206	3,198,757

Universal Health Services, Inc., Class B	12,481	1,732,737

		$22,662,634

Health Care Technology — 0.1%

Cerner Corp.(1)	15,697	$878,247

		$878,247

Hotels, Restaurants & Leisure — 0.5%

Marriott International, Inc., Class A	9,029	$1,131,063

McDonald’s Corp.	13,030	2,395,435

		$3,526,498

Household Products — 1.6%

Church & Dwight Co., Inc.	23,091	$1,519,388

Clorox Co. (The)	10,002	1,580,616

Colgate-Palmolive Co.	25,440	1,675,733

Henkel AG & Co. KGaA	15,069	1,416,892

Kimberly-Clark Corp.	10,179	1,189,213

Procter & Gamble Co. (The)	34,379	3,388,050

Reckitt Benckiser Group PLC	10,759	821,712

		$11,591,604

Industrial Conglomerates — 0.9%

3M Co.	13,335	$2,765,546

Honeywell International, Inc.	18,318	2,822,254

Roper Technologies, Inc.	3,029	980,336

		$6,568,136

Security	Shares	Value

Insurance — 0.7%

Aflac, Inc.	17,242	$847,272

Aon PLC	12,000	2,058,360

Marsh & McLennan Cos., Inc.	19,817	1,843,377

		$4,749,009

Interactive Media & Services — 1.6%

Alphabet, Inc., Class A(1)	2,301	$2,592,192

Alphabet, Inc., Class C(1)	2,425	2,715,806

Autohome, Inc. ADR(1)	13,140	1,235,817

Baidu, Inc. ADR(1)	5,330	866,338

Facebook, Inc., Class A(1)	18,519	2,989,892

Tencent Holdings, Ltd.	26,600	1,139,098

		$11,539,143

Internet & Direct Marketing Retail — 0.9%

Alibaba Group Holding, Ltd. ADR(1)	8,300	$1,519,149

Amazon.com, Inc.(1)	3,079	5,049,037

		$6,568,186

IT Services — 1.7%

Automatic Data Processing, Inc.	12,328	$1,886,554

Cognizant Technology Solutions Corp., Class A	23,028	1,634,527

Fidelity National Information Services, Inc.	13,807	1,493,227

International Business Machines Corp.	10,497	1,449,951

Mastercard, Inc., Class A	11,096	2,494,048

Paychex, Inc.	18,639	1,435,576

Visa, Inc., Class A	12,285	1,819,654

		$12,213,537

Life Sciences Tools & Services — 1.1%

Illumina, Inc.(1)	3,255	$1,018,066

Lonza Group AG	3,011	836,186

Mettler-Toledo International, Inc.(1)	2,285	1,555,880

PerkinElmer, Inc.	10,625	1,000,450

Sartorius Stedim Biotech	8,271	972,885

Thermo Fisher Scientific, Inc.	9,275	2,407,512

		$7,790,979

Machinery — 0.8%

Illinois Tool Works, Inc.	19,409	$2,796,449

Snap-on, Inc.	5,338	854,080

Stanley Black & Decker, Inc.	14,347	1,899,973

		$5,550,502

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media — 0.3%

Comcast Corp., Class A	40,334	$1,559,716

Omnicom Group, Inc.	11,286	854,350

		$2,414,066

Multi-Utilities — 0.9%

CMS Energy Corp.	16,773	$912,451

DTE Energy Co.	7,442	919,534

NorthWestern Corp.	23,698	1,624,261

Telecom Plus PLC	43,074	810,029

WEC Energy Group, Inc.	23,015	1,755,584

		$6,021,859

Oil, Gas & Consumable Fuels — 1.0%

Chevron Corp.	7,261	$868,271

Enagas SA	29,151	830,324

Exxon Mobil Corp.	32,365	2,557,806

Pembina Pipeline Corp.	25,586	937,471

World Fuel Services Corp.	74,344	2,058,585

		$7,252,457

Personal Products — 1.1%

Beiersdorf AG	14,146	$1,311,937

Estee Lauder Cos., Inc. (The), Class A	8,937	1,402,573

Kao Corp.	11,100	841,575

Kose Corp.	5,400	876,586

Unilever NV	37,979	2,056,851

Unilever PLC	27,956	1,488,316

		$7,977,838

Pharmaceuticals — 3.6%

Allergan PLC	6,093	$839,067

Astellas Pharma, Inc.	118,100	1,831,095

Bayer AG	15,190	1,213,543

Bristol-Myers Squibb Co.	19,300	997,038

Chugai Pharmaceutical Co., Ltd.	13,700	932,527

Eli Lilly & Co.	11,614	1,466,732

Johnson & Johnson	20,746	2,834,733

Kaken Pharmaceutical Co., Ltd.	17,200	831,027

Merck & Co., Inc.	33,347	2,710,778

Merck KGaA	14,655	1,514,418

Novo Nordisk A/S, Class B	43,010	2,108,591

Pfizer, Inc.	77,156	3,344,713

Roche Holding AG PC	6,578	1,825,554

Sanofi	11,110	926,456

Security	Shares	Value

Pharmaceuticals (continued)

Shionogi & Co., Ltd.	13,900	$889,453

Zoetis, Inc.	12,835	1,209,442

		$25,475,167

Road & Rail — 1.1%

CSX Corp.	28,692	$2,085,048

J.B. Hunt Transport Services, Inc.	11,779	1,268,245

Norfolk Southern Corp.	5,378	964,275

Union Pacific Corp.	18,717	3,138,841

		$7,456,409

Semiconductors & Semiconductor Equipment — 0.9%

Intel Corp.	40,187	$2,128,304

NVIDIA Corp.	8,759	1,351,163

QUALCOMM, Inc.	18,442	984,618

Texas Instruments, Inc.	16,098	1,702,847

		$6,166,932

Software — 1.1%

Microsoft Corp.	55,903	$6,262,813

Oracle Corp.	34,432	1,794,940

		$8,057,753

Specialty Retail — 0.8%

Home Depot, Inc. (The)	16,166	$2,992,973

Lowe’s Cos., Inc.	11,067	1,163,031

TJX Cos., Inc. (The)	32,852	1,684,979

		$5,840,983

Technology Hardware, Storage & Peripherals — 0.9%

Apple, Inc.	37,198	$6,440,834

		$6,440,834

Textiles, Apparel & Luxury Goods — 0.3%

NIKE, Inc., Class B	24,416	$2,093,184

		$2,093,184

Tobacco — 0.4%

Altria Group, Inc.	37,378	$1,958,981

Philip Morris International, Inc.	11,064	961,904

		$2,920,885

Total Common Stocks (identified cost $282,219,202)		$331,638,808

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 26.4%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Notes:

0.75%, 8/15/19	$2,956	$2,931,900

1.25%, 3/31/21	18,270	17,809,065

1.375%, 1/15/20	3,520	3,484,937

1.375%, 2/29/20	4,732	4,676,983

1.375%, 4/30/20	3,000	2,959,980

1.375%, 5/31/20	3,571	3,519,597

1.375%, 4/30/21	12,697	12,392,576

1.50%, 5/31/20	3,666	3,618,985

1.50%, 6/15/20	3,500	3,453,379

1.50%, 7/15/20	9,173	9,042,751

1.625%, 7/31/19	2,327	2,318,538

1.625%, 12/31/19	3,660	3,632,308

1.625%, 6/30/20	13,458	13,293,093

1.625%, 7/31/20	4,071	4,018,344

2.00%, 7/31/20	3,500	3,472,930

2.00%, 11/30/20	14,949	14,809,625

2.125%, 8/31/20	4,350	4,322,203

2.125%, 1/31/21	9,109	9,039,061

2.125%, 8/15/21	9,134	9,050,490

2.25%, 4/30/21	16,703	16,609,344

2.625%, 11/15/20	12,893	12,907,608

2.625%, 7/15/21	6,010	6,025,964

2.75%, 8/15/21	8,988	9,039,611

3.50%, 5/15/20	15,397	15,568,013

Total U.S. Treasury Obligations (identified cost $188,118,583)		$187,997,285

Exchange-Traded Funds(3) — 18.1%
Security	Shares	Value

Equity Funds — 1.5%

iShares MSCI China ETF	171,930	$10,437,870

		$10,437,870

Fixed Income Funds — 15.1%

First Trust Low Duration Opportunities ETF	340,700	$17,423,398

WisdomTree Floating Rate Treasury Fund	3,600,000	90,324,000

		$107,747,398

Security	Shares	Value

Short-Term Fixed Income Funds — 1.5%

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$11,053,763

		$11,053,763

Total Exchange-Traded Funds (identified cost $129,803,391)		$129,239,031

Short-Term Investments — 8.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.62%(4)	62,999,718	$63,006,018

Total Short-Term Investments (identified cost $62,995,200)		$63,006,018

Total Investments — 99.9% (identified cost $663,136,376)		$711,881,142

Other Assets, Less Liabilities — 0.1%		$514,403

Net Assets — 100.0%		$712,395,545

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2019, the aggregate value of these securities is $832,303 or 0.1% of the Fund’s net assets.

(3)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2019.

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value

United States	72.8%	$518,232,675

Japan	3.1	22,108,774

Germany	1.0	7,310,545

United Kingdom	1.0	7,006,829

China	0.8	5,711,990

Canada	0.6	4,202,048

Denmark	0.4	3,071,445

Australia	0.4	2,908,749

France	0.4	2,837,499

New Zealand	0.4	2,753,510

Switzerland	0.4	2,661,740

Netherlands	0.2	1,079,722

Sweden	0.1	980,189

Ireland	0.1	946,072

Spain	0.1	830,324

Exchange-Traded Funds	18.1	129,239,031

Total Investments	99.9%	$711,881,142

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2019

Unaffiliated investments, at value (identified cost, $600,141,176)	$648,875,124

Affiliated investment, at value (identified cost, $62,995,200)	63,006,018

Foreign currency, at value (identified cost, $3,133)	3,084

Dividends receivable	559,867

Interest receivable	798,384

Dividends receivable from affiliated investment	112,127

Receivable for Fund shares sold	1,061,422

Tax reclaims receivable	338,911

Total assets	$714,754,937

Liabilities

Payable for Fund shares redeemed	$1,663,758

Payable to affiliates:

Investment adviser and administration fee	452,671

Distribution and service fees	113,650

Accrued expenses	129,313

Total liabilities	$2,359,392

Net Assets	$712,395,545

Sources of Net Assets

Paid-in capital	$660,789,214

Distributable earnings	51,606,331

Total	$712,395,545

Class A Shares

Net Assets	$77,767,583

Shares Outstanding	5,562,707

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.98

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$14.83

Class C Shares

Net Assets	$129,046,304

Shares Outstanding	9,419,072

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$13.70

Class I Shares

Net Assets	$505,581,658

Shares Outstanding	36,037,470

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$14.03

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2019

Dividends (net of foreign taxes, $12,723)	$7,044,458

Interest	1,308,787

Dividends from affiliated investment	1,143,249

Total investment income	$9,496,494

Expenses

Investment adviser and administration fee	$3,063,825

Distribution and service fees

Class A	99,725

Class C	659,293

Trustees’ fees and expenses	19,758

Custodian fee	104,785

Transfer and dividend disbursing agent fees	179,421

Legal and accounting services	37,426

Printing and postage	40,517

Registration fees	41,710

Miscellaneous	32,825

Total expenses	$4,279,285

Net investment income	$5,217,209

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,900,090

Investment transactions — affiliated investment	(6,030)

Financial futures contracts	(12,326,140)

Foreign currency transactions	(124,267)

Capital gain distributions received	31,901

Net realized loss	$(10,524,446)

Change in unrealized appreciation (depreciation) —

Investments	$(43,914,758)

Investments — affiliated investment	1,994

Financial futures contracts	6,686,890

Foreign currency	(8,765)

Net change in unrealized appreciation (depreciation)	$(37,234,639)

Net realized and unrealized loss	$(47,759,085)

Net decrease in net assets from operations	$(42,541,876)

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

From operations —

Net investment income	$5,217,209	$7,683,556

Net realized gain (loss)	(10,524,446)	31,676,430

Net change in unrealized appreciation (depreciation)	(37,234,639)	11,145,290

Net increase (decrease) in net assets from operations	$(42,541,876)	$50,505,276

Distributions to shareholders(1) —

Class A	$(2,009,898)	$(1,836,159)

Class C	(2,704,351)	(1,814,695)

Class I	(14,958,029)	(10,362,031)

Total distributions to shareholders	$(19,672,278)	$(14,012,885)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$9,022,478	$28,368,068

Class C	12,700,411	31,855,961

Class I	141,288,478	202,666,659

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,514,512	1,451,422

Class C	1,781,659	1,173,153

Class I	9,025,932	5,950,216

Cost of shares redeemed

Class A	(16,123,914)	(31,169,858)

Class C	(14,512,820)	(22,287,348)

Class I	(162,732,359)	(85,723,155)

Net asset value of shares converted

Class A	2,189,292	—

Class C	(2,189,292)	—

Net increase (decrease) in net assets from Fund share transactions	$(18,035,623)	$132,285,118

Net increase (decrease) in net assets	$(80,249,777)	$168,777,509

Net Assets

At beginning of period	$792,645,322	$623,867,813

At end of period	$712,395,545	$792,645,322 (2)

(1)	For the year ended August 31, 2018, the source of distributions was as follows:

Net investment income — Class A $(909,240), Class C $(421,569) and Class I $(5,676,928)

Net realized gain — Class A $(926,919), Class C $(1,393,126) and Class I $(4,685,103)

The current period presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated undistributed net investment income of $4,506,903 at August 31, 2018. The requirement to disclose the corresponding amount as of February 28, 2019 was eliminated.

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Financial Highlights

	Class A

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$15.110		$14.330	$13.060	$12.250	$13.000	$11.600

Income (Loss) From Operations

Net investment income(1)	$0.096		$0.157	$0.156	$0.150	$0.121	$0.126

Net realized and unrealized gain (loss)	(0.867)		0.934	1.176	0.824	(0.697)	1.409

Total income (loss) from operations	$(0.771)		$1.091	$1.332	$0.974	$(0.576)	$1.535

Less Distributions

From net investment income	$(0.071)		$(0.154)	$(0.062)	$(0.164)	$(0.054)	$(0.047)

From net realized gain	(0.288)		(0.157)	—	—	(0.120)	(0.088)

Total distributions	$(0.359)		$(0.311)	$(0.062)	$(0.164)	$(0.174)	$(0.135)

Net asset value — End of period	$13.980		$15.110	$14.330	$13.060	$12.250	$13.000

Total Return(2)	(5.08	)%(3)	7.67%	10.24%	8.02%	(4.48)%	13.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$77,768		$87,728	$84,551	$91,816	$107,566	$100,232

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.21	%(5)	1.20%	1.26%	1.30%	1.30%	1.33%

Net investment income	1.37	%(5)	1.05%	1.15%	1.20%	0.95%	0.99%

Portfolio Turnover	61	%(3)	44%	41%	51%	48%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Financial Highlights — continued

	Class C

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$14.790		$14.030	$12.830	$12.040	$12.800	$11.470

Income (Loss) From Operations

Net investment income(1)	$0.042		$0.045	$0.053	$0.058	$0.025	$0.025

Net realized and unrealized gain (loss)	(0.849)		0.920	1.147	0.802	(0.675)	1.399

Total income (loss) from operations	$(0.807)		$0.965	$1.200	$0.860	$(0.650)	$1.424

Less Distributions

From net investment income	$—		$(0.048)	$—	$(0.070)	$—	$(0.006)

From net realized gain	(0.283)		(0.157)	—	—	(0.110)	(0.088)

Total distributions	$(0.283)		$(0.205)	$—	$(0.070)	$(0.110)	$(0.094)

Net asset value — End of period	$13.700		$14.790	$14.030	$12.830	$12.040	$12.800

Total Return(2)	(5.44	)%(3)	6.91%	9.35%	7.17%	(5.12)%	12.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$129,046		$141,787	$124,228	$134,720	$137,605	$120,373

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.96	%(5)	1.95%	2.01%	2.05%	2.05%	2.08%

Net investment income	0.62	%(5)	0.31%	0.40%	0.48%	0.20%	0.20%

Portfolio Turnover	61	%(3)	44%	41%	51%	48%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Financial Highlights — continued

	Class I

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$15.190		$14.390	$13.130	$12.310	$13.060	$11.640

Income (Loss) From Operations

Net investment income(1)	$0.115		$0.196	$0.192	$0.184	$0.152	$0.147

Net realized and unrealized gain (loss)	(0.878)		0.952	1.164	0.833	(0.699)	1.423

Total income (loss) from operations	$(0.763)		$1.148	$1.356	$1.017	$(0.547)	$1.570

Less Distributions

From net investment income	$(0.109)		$(0.191)	$(0.096)	$(0.197)	$(0.083)	$(0.062)

From net realized gain	(0.288)		(0.157)	—	—	(0.120)	(0.088)

Total distributions	$(0.397)		$(0.348)	$(0.096)	$(0.197)	$(0.203)	$(0.150)

Net asset value — End of period	$14.030		$15.190	$14.390	$13.130	$12.310	$13.060

Total Return(2)	(5.00	)%(3)	8.04%	10.40%	8.34%	(4.24)%	13.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$505,582		$563,130	$415,089	$274,566	$225,366	$218,798

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.96	%(5)	0.95%	1.01%	1.05%	1.05%	1.09%

Net investment income	1.63	%(5)	1.32%	1.40%	1.47%	1.19%	1.16%

Portfolio Turnover	61	%(3)	44%	41%	51%	48%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Richard Bernstein All Asset Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares of the Fund generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European

18

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

19

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$661,646,101

Gross unrealized appreciation	$59,649,163

Gross unrealized depreciation	(9,414,122)

Net unrealized appreciation	$50,235,041

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended February 28, 2019, the investment adviser and administration fee amounted to $3,063,825 or 0.83% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2019, EVM earned $5,531 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $20,258 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2019 amounted to $99,725 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2019, the Fund paid or accrued to EVD $494,470 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2019 amounted to $164,823 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2019, the Fund was informed that EVD received approximately $4,000 and $10,000 of CDSCs paid by Class A and Class C shareholders, respectively.

20

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 28, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$275,683,899	$397,373,000

U.S. Government and Agency Securities	121,056,665	—

	$396,740,564	$397,373,000

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

Sales	649,310	1,902,538

Issued to shareholders electing to receive payments of distributions in Fund shares	109,351	98,401

Redemptions	(1,161,573)	(2,098,210)

Converted from Class C shares	160,729	—

Net decrease	(242,183)	(97,271)

Class C	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

Sales	924,983	2,184,615

Issued to shareholders electing to receive payments of distributions in Fund shares	131,004	80,851

Redemptions	(1,058,382)	(1,534,619)

Converted to Class A shares	(164,012)	—

Net increase (decrease)	(166,407)	730,847

Class I	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

Sales	10,079,829	13,583,148

Issued to shareholders electing to receive payments of distributions in Fund shares	649,815	402,042

Redemptions	(11,772,418)	(5,744,272)

Net increase (decrease)	(1,042,774)	8,240,918

21

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2019, there were no obligations outstanding under these financial instruments.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the six months ended February 28, 2019, the Fund entered into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended February 28, 2019 was as follows:

Derivative	Realized Gain(Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures contracts	$(12,326,140)	$6,686,890

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (long) outstanding during the six months ended February 28, 2019, which is indicative of the volume of this derivative type, was approximately $39,164,000.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2019.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

22

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$19,211,619	$1,139,098		$—	$20,350,717

Consumer Discretionary	20,241,852	—		—	20,241,852

Consumer Staples	38,350,814	23,063,733		—	61,414,547

Energy	6,422,133	830,324		—	7,252,457

Financials	27,977,920	—		—	27,977,920

Health Care	64,940,713	28,007,045		—	92,947,758

Industrials	42,939,077	838,195		—	43,777,272

Information Technology	34,529,949	—		—	34,529,949

Materials	9,864,589	—		—	9,864,589

Utilities	12,471,718	810,029		—	13,281,747

Total Common Stocks	$276,950,384	$54,688,424	*	$—	$331,638,808

U.S. Treasury Obligations	$—	$187,997,285		$—	$187,997,285

Exchange-Traded Funds	129,239,031	—		—	129,239,031

Short-Term Investments	—	63,006,018		—	63,006,018

Total Investments	$406,189,415	$305,691,727		$—	$711,881,142

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

23

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2019

Officers and Trustees

Officers of Eaton Vance Richard Bernstein All Asset Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Richard Bernstein All Asset Strategy Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 36th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7781    2.28.19

Eaton Vance

Richard Bernstein Equity Strategy Fund

Semiannual Report

February 28, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2019

Eaton Vance

Richard Bernstein Equity Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	23

Important Notices	24

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Performance1,2

Portfolio Managers Richard Bernstein, Matthew Griswold, CFA, and Henry Timmons, CFA, each of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/12/2010	10/12/2010	–5.90%	–4.98%	5.11%	7.96%
Class A with 5.75% Maximum Sales Charge	—	—	–11.29	–10.43	3.88	7.20
Class C at NAV	10/12/2010	10/12/2010	–6.28	–5.68	4.32	7.14
Class C with 1% Maximum Sales Charge	—	—	–7.17	–6.58	4.32	7.14
Class I at NAV	10/12/2010	10/12/2010	–5.79	–4.71	5.37	8.22
MSCI ACWI Index	—	—	–2.92%	–0.84%	6.28%	8.05%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.28%	2.03%	1.03%

Fund Profile

Country Allocation (% of net assets)4

Equity Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4,5

iShares MSCI China ETF	6.2%

Apple, Inc.	1.9

Microsoft Corp.	1.8

Amazon.com, Inc.	1.3

Procter & Gamble Co. (The)	0.9

Pfizer, Inc.	0.9

UnitedHealth Group, Inc.	0.8

Facebook, Inc., Class A	0.8

Home Depot, Inc. (The)	0.7

Johnson & Johnson	0.7

Total	16.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Endnotes and Additional Disclosures

[1]

MSCI ACWI Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 – February 28, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/18)	Ending Account Value (2/28/19)	Expenses Paid During Period* (9/1/18 – 2/28/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$941.00	$6.06	1.26%
Class C	$1,000.00	$937.20	$9.65	2.01%
Class I	$1,000.00	$942.10	$4.82	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.50	$6.31	1.26%
Class C	$1,000.00	$1,014.80	$10.04	2.01%
Class I	$1,000.00	$1,019.80	$5.01	1.00%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2018.

4

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 90.8%
Security	Shares	Value

Aerospace & Defense — 2.5%

Boeing Co. (The)	12,994	$5,716,840

General Dynamics Corp.	9,498	1,616,750

Lockheed Martin Corp.	9,189	2,843,168

Northrop Grumman Corp.	13,384	3,880,825

Raytheon Co.	11,893	2,218,044

United Technologies Corp.	37,112	4,663,865

		$20,939,492

Air Freight & Logistics — 0.8%

C.H. Robinson Worldwide, Inc.	22,966	$2,075,667

Expeditors International of Washington, Inc.	33,748	2,529,413

FedEx Corp.	10,151	1,837,331

		$6,442,411

Automobiles — 0.5%

Ford Motor Co.	194,793	$1,708,334

General Motors Co.	58,031	2,291,064

		$3,999,398

Banks — 2.3%

Bank of America Corp.	97,398	$2,832,334

JPMorgan Chase & Co.	49,760	5,192,954

PNC Financial Services Group, Inc. (The)	13,424	1,691,692

U.S. Bancorp	81,541	4,214,854

Wells Fargo & Co.	97,068	4,842,723

		$18,774,557

Beverages — 2.5%

Asahi Group Holdings, Ltd.	35,500	$1,536,842

Britvic PLC	136,160	1,657,894

Brown-Forman Corp., Class B	44,402	2,197,455

Coca-Cola Co. (The)	124,611	5,649,863

Coca-Cola European Partners PLC	32,006	1,508,763

Monster Beverage Corp.(1)	28,649	1,828,666

PepsiCo, Inc.	49,720	5,749,621

		$20,129,104

Biotechnology — 2.2%

AbbVie, Inc.	33,136	$2,625,697

Alexion Pharmaceuticals, Inc.(1)	13,199	1,786,221

Amgen, Inc.	20,263	3,851,591

Biogen, Inc.(1)	5,950	1,951,659

Security	Shares	Value

Biotechnology (continued)

CSL, Ltd.	24,953	$3,419,875

Gilead Sciences, Inc.	29,130	1,894,033

Vertex Pharmaceuticals, Inc.(1)	11,286	2,130,232

		$17,659,308

Building Products — 0.4%

A.O. Smith Corp.	36,853	$1,913,776

Daikin Industries, Ltd.	13,400	1,458,678

		$3,372,454

Capital Markets — 2.2%

Ameriprise Financial, Inc.	13,077	$1,721,325

Bank of New York Mellon Corp. (The)	36,296	1,904,814

BlackRock, Inc.	3,651	1,618,196

Charles Schwab Corp. (The)	36,162	1,663,814

CME Group, Inc.	7,753	1,410,348

Moody’s Corp.	18,573	3,215,358

Morgan Stanley	68,597	2,879,702

Northern Trust Corp.	17,794	1,658,401

State Street Corp.	30,529	2,194,119

		$18,266,077

Chemicals — 1.8%

Air Products and Chemicals, Inc.	12,732	$2,306,784

Eastman Chemical Co.	24,530	2,028,386

Ecolab, Inc.	16,670	2,815,730

International Flavors & Fragrances, Inc.	22,135	2,822,212

LyondellBasell Industries NV, Class A	20,574	1,759,488

Sherwin-Williams Co. (The)	6,244	2,704,901

		$14,437,501

Commercial Services & Supplies — 0.6%

Cintas Corp.	12,672	$2,618,035

Republic Services, Inc.	31,215	2,448,193

		$5,066,228

Communications Equipment — 0.5%

Cisco Systems, Inc.	72,784	$3,768,028

		$3,768,028

Consumer Finance — 0.3%

American Express Co.	20,136	$2,169,453

		$2,169,453

5	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Containers & Packaging — 0.8%

Ball Corp.	51,236	$2,806,708

Sonoco Products Co.	59,445	3,441,271

		$6,247,979

Distributors — 0.2%

Genuine Parts Co.	18,386	$2,000,029

		$2,000,029

Diversified Consumer Services — 0.3%

TAL Education Group ADR(1)	68,100	$2,424,360

		$2,424,360

Diversified Financial Services — 0.5%

Berkshire Hathaway, Inc., Class B(1)	21,983	$4,425,178

		$4,425,178

Diversified Telecommunication Services — 0.6%

AT&T, Inc.	97,667	$3,039,397

Verizon Communications, Inc.	38,279	2,178,841

		$5,218,238

Electric Utilities — 1.9%

Alliant Energy Corp.	34,389	$1,577,424

Eversource Energy	50,214	3,505,439

Hawaiian Electric Industries, Inc.	40,110	1,535,411

IDACORP, Inc.	28,901	2,844,147

NextEra Energy, Inc.	24,013	4,507,720

Xcel Energy, Inc.	29,503	1,618,535

		$15,588,676

Electrical Equipment — 1.0%

AMETEK, Inc.	27,295	$2,172,136

Eaton Corp. PLC	26,377	2,104,093

Emerson Electric Co.	30,344	2,067,944

Rockwell Automation, Inc.	11,745	2,097,187

		$8,441,360

Electronic Equipment, Instruments & Components — 0.7%

Amphenol Corp., Class A	30,891	$2,902,827

TE Connectivity, Ltd.	35,965	2,952,367

		$5,855,194

Security	Shares	Value

Entertainment — 0.9%

Activision Blizzard, Inc.	29,995	$1,263,989

Netflix, Inc.(1)	7,656	2,741,614

Walt Disney Co. (The)	31,760	3,583,798

		$7,589,401

Food & Staples Retailing — 4.1%

Ain Holdings, Inc.	36,200	$2,485,336

Costco Wholesale Corp.	19,766	4,323,615

Create SD Holdings Co., Ltd.	57,600	1,514,097

George Weston, Ltd.	41,735	2,974,842

Heiwado Co., Ltd.	93,300	2,086,898

Kroger Co. (The)	51,029	1,496,681

Loblaw Cos., Ltd.	42,809	2,132,073

San-A Co., Ltd.	37,100	1,482,441

Sugi Holdings Co., Ltd.	39,300	1,706,519

Sundrug Co., Ltd.	77,700	2,381,825

Sysco Corp.	23,054	1,557,298

Tsuruha Holdings, Inc.	16,300	1,447,083

Walgreens Boots Alliance, Inc.	21,476	1,528,876

Walmart, Inc.	45,635	4,517,409

Yaoko Co., Ltd.	37,400	1,984,301

		$33,619,294

Food Products — 5.8%

AAK AB	155,862	$2,324,022

Archer-Daniels-Midland Co.	51,233	2,177,403

Associated British Foods PLC	51,739	1,541,148

Calbee, Inc.	85,300	2,368,081

Cranswick PLC	72,492	2,376,819

General Mills, Inc.	46,241	2,179,338

Hershey Co. (The)	28,355	3,138,331

Hormel Foods Corp.	70,953	3,076,522

JM Smucker Co. (The)	14,662	1,552,852

Kellogg Co.	29,816	1,677,448

Kerry Group PLC, Class A	23,015	2,367,423

Kewpie Corp.	62,600	1,431,362

Kikkoman Corp.	47,500	2,369,280

McCormick & Co., Inc.	22,860	3,108,503

MEIJI Holdings Co., Ltd.	31,300	2,481,637

Mondelez International, Inc., Class A	34,648	1,634,000

Nisshin Seifun Group, Inc.	148,100	3,182,572

S Foods, Inc.	36,800	1,428,185

Saputo, Inc.	88,320	2,878,563

Tyson Foods, Inc., Class A	27,149	1,674,007

Yakult Honsha Co., Ltd.	35,500	2,385,637

		$47,353,133

6	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies — 7.2%

Abbott Laboratories	40,038	$3,107,750

Baxter International, Inc.	26,419	1,974,292

Becton, Dickinson and Co.	17,514	4,357,308

Boston Scientific Corp.(1)	53,829	2,159,620

Cooper Cos., Inc. (The)	10,567	3,022,056

Danaher Corp.	38,004	4,827,268

Dentsply Sirona, Inc.	35,878	1,498,265

Edwards Lifesciences Corp.(1)	9,853	1,668,014

Fisher & Paykel Healthcare Corp., Ltd.	280,175	2,803,328

GN Store Nord A/S	34,962	1,683,923

Hoya Corp.	24,500	1,497,867

IDEXX Laboratories, Inc.(1)	11,070	2,336,102

Intuitive Surgical, Inc.(1)	3,682	2,016,300

Koninklijke Philips NV	55,088	2,192,074

Medtronic PLC	30,630	2,772,015

ResMed, Inc.	23,541	2,411,305

Sartorius AG, PFC Shares	11,267	1,785,956

Siemens Healthineers AG(2)	71,395	2,889,205

STERIS PLC	13,681	1,654,854

Stryker Corp.	24,033	4,530,461

Sysmex Corp.	27,800	1,681,137

Terumo Corp.	25,900	1,590,935

Varian Medical Systems, Inc.(1)	11,684	1,569,862

West Pharmaceutical Services, Inc.	17,502	1,833,335

Zimmer Biomet Holdings, Inc.	13,712	1,701,933

		$59,565,165

Health Care Providers & Services — 5.8%

Alfresa Holdings Corp.	54,500	$1,580,707

Anthem, Inc.	14,875	4,473,359

Cardinal Health, Inc.	36,187	1,966,402

Centene Corp.(1)	32,020	1,949,698

Cigna Corp.	21,447	3,741,215

Covetrus, Inc.(1)	10,281	367,854

CVS Health Corp.	61,137	3,535,553

DaVita, Inc.(1)	26,204	1,491,008

Henry Schein, Inc.(1)	25,704	1,524,247

Humana, Inc.	6,036	1,720,501

Laboratory Corp. of America Holdings(1)	11,220	1,663,253

McKesson Corp.	19,116	2,430,790

MEDNAX, Inc.(1)	42,214	1,389,263

Orpea	13,920	1,640,391

Quest Diagnostics, Inc.	17,240	1,492,122

Ramsay Health Care, Ltd.	92,919	4,272,258

Ryman Healthcare, Ltd.	310,937	2,324,957

Security	Shares	Value

Health Care Providers & Services (continued)

UnitedHealth Group, Inc.	28,747	$6,963,098

Universal Health Services, Inc., Class B	25,592	3,552,937

		$48,079,613

Health Care Technology — 0.2%

Cerner Corp.(1)	31,317	$1,752,186

		$1,752,186

Hotels, Restaurants & Leisure — 1.3%

Marriott International, Inc., Class A	15,231	$1,907,987

McDonald’s Corp.	27,320	5,022,509

Starbucks Corp.	51,170	3,595,204

		$10,525,700

Household Products — 3.4%

Church & Dwight Co., Inc.	47,600	$3,132,080

Clorox Co. (The)	20,648	3,263,003

Colgate-Palmolive Co.	60,520	3,986,452

Henkel AG & Co. KGaA	43,127	4,055,102

Kimberly-Clark Corp.	24,040	2,808,593

Lion Corp.	117,200	2,404,205

Procter & Gamble Co. (The)	73,439	7,237,414

Reckitt Benckiser Group PLC	18,809	1,436,526

		$28,323,375

Industrial Conglomerates — 1.7%

3M Co.	26,763	$5,550,379

Honeywell International, Inc.	29,146	4,490,524

Roper Technologies, Inc.	11,167	3,614,199

		$13,655,102

Insurance — 2.1%

Aflac, Inc.	56,760	$2,789,187

Allstate Corp. (The)	19,606	1,850,414

American Financial Group, Inc.	16,939	1,688,141

Aon PLC	13,238	2,270,714

Chubb, Ltd.	11,186	1,497,805

Marsh & McLennan Cos., Inc.	30,146	2,804,181

Progressive Corp. (The)	30,987	2,258,952

Travelers Cos., Inc. (The)	13,951	1,854,228

		$17,013,622

Interactive Media & Services — 2.8%

Alphabet, Inc., Class A(1)	4,782	$5,387,162

Alphabet, Inc., Class C(1)	5,003	5,602,960

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Interactive Media & Services (continued)

Autohome, Inc. ADR(1)	33,480	$3,148,794

Baidu, Inc. ADR(1)	13,580	2,207,293

Facebook, Inc., Class A(1)	42,440	6,851,938

		$23,198,147

Internet & Direct Marketing Retail — 2.4%

Alibaba Group Holding, Ltd. ADR(1)	13,001	$2,379,573

Amazon.com, Inc.(1)	6,370	10,445,717

Booking Holdings, Inc.(1)	1,790	3,037,702

eBay, Inc.	111,446	4,140,219

		$20,003,211

IT Services — 3.0%

Automatic Data Processing, Inc.	29,737	$4,550,653

Cognizant Technology Solutions Corp., Class A	19,048	1,352,027

Fidelity National Information Services, Inc.	20,781	2,247,465

International Business Machines Corp.	21,100	2,914,543

Mastercard, Inc., Class A	23,216	5,218,260

Paychex, Inc.	52,041	4,008,198

Visa, Inc., Class A	30,706	4,548,173

		$24,839,319

Life Sciences Tools & Services — 2.4%

Agilent Technologies, Inc.	21,312	$1,693,025

Illumina, Inc.(1)	5,736	1,794,049

Lonza Group AG	5,502	1,527,963

Mettler-Toledo International, Inc.(1)	5,720	3,894,805

PerkinElmer, Inc.	22,442	2,113,139

Sartorius Stedim Biotech	14,463	1,701,226

Thermo Fisher Scientific, Inc.	19,037	4,941,434

Waters Corp.(1)	7,609	1,843,052

		$19,508,693

Machinery — 1.0%

Illinois Tool Works, Inc.	17,075	$2,460,166

Parker-Hannifin Corp.	11,867	2,090,491

Snap-on, Inc.	11,965	1,914,400

Stanley Black & Decker, Inc.	13,503	1,788,202

		$8,253,259

Media — 0.9%

Charter Communications, Inc., Class A(1)	6,534	$2,253,642

Comcast Corp., Class A	96,012	3,712,784

Omnicom Group, Inc.	23,769	1,799,313

		$7,765,739

Security	Shares	Value

Multi-Utilities — 1.2%

CMS Energy Corp.	29,315	$1,594,736

DTE Energy Co.	12,997	1,605,909

NorthWestern Corp.	47,011	3,222,134

WEC Energy Group, Inc.	46,518	3,548,393

		$9,971,172

Multiline Retail — 0.3%

Target Corp.	28,315	$2,056,802

		$2,056,802

Oil, Gas & Consumable Fuels — 1.1%

Chevron Corp.	13,217	$1,580,489

Exxon Mobil Corp.	60,387	4,772,385

World Fuel Services Corp.	111,024	3,074,254

		$9,427,128

Personal Products — 2.4%

Beiersdorf AG	40,344	$3,741,609

Estee Lauder Cos., Inc. (The), Class A	18,510	2,904,959

Kao Corp.	21,100	1,599,751

Kose Corp.	9,500	1,542,141

Unilever NV	99,679	5,398,374

Unilever PLC	92,373	4,917,737

		$20,104,571

Pharmaceuticals — 7.0%

Allergan PLC	10,720	$1,476,251

Astellas Pharma, Inc.	245,200	3,801,731

Bayer AG	28,385	2,267,704

Bristol-Myers Squibb Co.	36,600	1,890,756

Chugai Pharmaceutical Co., Ltd.	23,900	1,626,817

Eli Lilly & Co.	22,012	2,779,895

Johnson & Johnson	42,990	5,874,154

Kaken Pharmaceutical Co., Ltd.	50,700	2,449,598

Merck & Co., Inc.	54,785	4,453,473

Merck KGaA	31,868	3,293,175

Novartis AG	16,795	1,530,595

Novo Nordisk A/S, Class B	114,885	5,632,307

Pfizer, Inc.	165,574	7,177,633

Roche Holding AG PC	14,521	4,029,929

Sanofi	47,664	3,974,670

Santen Pharmaceutical Co., Ltd.	95,500	1,492,355

Shionogi & Co., Ltd.	24,300	1,554,943

Zoetis, Inc.	22,598	2,129,409

		$57,435,395

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Professional Services — 0.3%

Equifax, Inc.	18,530	$2,029,220

		$2,029,220

Road & Rail — 1.9%

Central Japan Railway Co.	6,600	$1,481,059

CSX Corp.	37,577	2,730,721

J.B. Hunt Transport Services, Inc.	31,308	3,370,932

Norfolk Southern Corp.	15,368	2,755,482

Union Pacific Corp.	31,024	5,202,725

		$15,540,919

Semiconductors & Semiconductor Equipment — 1.4%

Intel Corp.	80,880	$4,283,405

NVIDIA Corp.	14,841	2,289,372

QUALCOMM, Inc.	36,194	1,932,398

Texas Instruments, Inc.	25,413	2,688,187

		$11,193,362

Software — 2.7%

Adobe, Inc.(1)	6,214	$1,631,175

Intuit, Inc.	7,159	1,769,204

Microsoft Corp.	132,536	14,848,008

Oracle Corp.	72,797	3,794,907

		$22,043,294

Specialty Retail — 1.5%

Home Depot, Inc. (The)	32,108	$5,944,475

Lowe’s Cos., Inc.	27,547	2,894,915

TJX Cos., Inc. (The)	69,704	3,575,118

		$12,414,508

Technology Hardware, Storage & Peripherals — 1.9%

Apple, Inc.	89,851	$15,557,701

		$15,557,701

Textiles, Apparel & Luxury Goods — 0.4%

NIKE, Inc., Class B	39,604	$3,395,251

		$3,395,251

Tobacco — 0.9%

Altria Group, Inc.	79,341	$4,158,262

British American Tobacco PLC	45,038	1,651,232

Philip Morris International, Inc.	18,363	1,596,479

		$7,405,973

Security	Shares	Value

Trading Companies & Distributors — 0.2%

Fastenal Co.	27,200	$1,711,968

		$1,711,968

Total Common Stocks (identified cost $621,349,435)		$746,557,248

Exchange-Traded Funds — 6.2%
Security	Shares	Value

Equity Funds — 6.2%

iShares MSCI China ETF	838,060	$50,878,623

Total Exchange-Traded Funds (identified cost $52,321,957)		$50,878,623

Short-Term Investments — 5.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.62%(3)	47,843,318	$47,848,102

Total Short-Term Investments (identified cost $47,843,140)		$47,848,102

Total Investments — 102.8% (identified cost $721,514,532)		$845,283,973

Other Assets, Less Liabilities — (2.8)%		$(22,728,694)

Net Assets — 100.0%		$822,555,279

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2019, the aggregate value of these securities is $2,889,205 or 0.4% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2019.

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value

United States	77.0%	$633,223,187

Japan	7.1	58,034,020

United Kingdom	2.5	20,488,493

Germany	2.2	18,032,751

China	1.2	10,160,020

Switzerland	1.2	10,040,854

Canada	1.0	7,985,478

Australia	0.9	7,692,133

France	0.9	7,316,287

Denmark	0.9	7,316,230

New Zealand	0.6	5,128,285

Ireland	0.5	4,471,516

Sweden	0.3	2,324,022

Netherlands	0.3	2,192,074

Exchange-Traded Funds	6.2	50,878,623

Total Investments	102.8%	$845,283,973

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2019

Unaffiliated investments, at value (identified cost, $673,671,392)	$797,435,871

Affiliated investment, at value (identified cost, $47,843,140)	47,848,102

Foreign currency, at value (identified cost, $20,507)	20,464

Dividends receivable	1,214,215

Dividends receivable from affiliated investment	122,956

Receivable for Fund shares sold	1,054,156

Tax reclaims receivable	479,855

Total assets	$848,175,619

Liabilities

Payable for investments purchased	$22,817,191

Payable for Fund shares redeemed	1,949,606

Payable to affiliates:

Investment adviser and administration fee	544,986

Distribution and service fees	128,903

Accrued expenses	179,654

Total liabilities	$25,620,340

Net Assets	$822,555,279

Sources of Net Assets

Paid-in capital	$675,984,820

Distributable earnings	146,570,459

Total	$822,555,279

Class A Shares

Net Assets	$118,747,871

Shares Outstanding	7,549,725

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.73

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$16.69

Class C Shares

Net Assets	$139,146,308

Shares Outstanding	8,970,180

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$15.51

Class I Shares

Net Assets	$564,661,100

Shares Outstanding	35,884,570

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.74

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2019

Dividends (net of foreign taxes, $28,015)	$7,049,305

Interest	21,500

Dividends from affiliated investment	1,234,716

Total investment income	$8,305,521

Expenses

Investment adviser and administration fee	$3,866,923

Distribution and service fees

Class A	152,290

Class C	725,713

Trustees’ fees and expenses	21,400

Custodian fee	127,170

Transfer and dividend disbursing agent fees	229,534

Legal and accounting services	36,349

Printing and postage	50,729

Registration fees	33,072

Miscellaneous	46,063

Total expenses	$5,289,243

Net investment income	$3,016,278

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$28,587,654

Investment transactions — affiliated investment	400

Financial futures contracts	(24,776,939)

Foreign currency transactions	(288,225)

Net realized gain	$3,522,890

Change in unrealized appreciation (depreciation) —

Investments	$(90,385,395)

Investments — affiliated investment	(15,171)

Financial futures contracts	13,589,691

Foreign currency	(30,001)

Net change in unrealized appreciation (depreciation)	$(76,840,876)

Net realized and unrealized loss	$(73,317,986)

Net decrease in net assets from operations	$(70,301,708)

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

From operations —

Net investment income	$3,016,278	$5,205,783

Net realized gain	3,522,890	83,640,586

Net change in unrealized appreciation (depreciation)	(76,840,876)	11,233,509

Net increase (decrease) in net assets from operations	$(70,301,708)	$100,079,878

Distributions to shareholders(1) —

Class A	$(6,136,452)	$(7,766,099)

Class C	(6,806,717)	(7,636,499)

Class I	(33,490,242)	(36,308,027)

Total distributions to shareholders	$(46,433,411)	$(51,710,625)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$8,047,549	$26,142,478

Class C	8,729,117	22,024,932

Class I	102,940,917	200,020,851

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	3,947,048	5,091,659

Class C	3,837,976	4,231,324

Class I	18,841,042	20,297,904

Cost of shares redeemed

Class A	(19,402,881)	(44,731,063)

Class C	(17,041,829)	(35,002,954)

Class I	(195,294,672)	(127,591,711)

Net asset value of shares converted

Class A	2,669,487	—

Class C	(2,669,487)	—

Net increase (decrease) in net assets from Fund share transactions	$(85,395,733)	$70,483,420

Net increase (decrease) in net assets	$(202,130,852)	$118,852,673

Net Assets

At beginning of period	$1,024,686,131	$905,833,458

At end of period	$822,555,279	$1,024,686,131 (2)

(1)	For the year ended August 31, 2018, the source of distributions was as follows:

Net investment income — Class A $(366,636) and Class I $(3,300,396)

Net realized gain — Class A $(7,399,463), Class C $(7,636,499) and Class I $(33,007,631)

The current period presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated undistributed net investment income of $1,313,553 at August 31, 2018. The requirement to disclose the corresponding amount as of February 28, 2019 was eliminated.

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Financial Highlights

	Class A

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$17.590		$16.720	$14.810	$13.940	$14.900	$12.600

Income (Loss) From Operations

Net investment income(1)	$0.050		$0.082	$0.115	$0.161	$0.127	$0.145

Net realized and unrealized gain (loss)	(1.106)		1.731	2.290	0.995	(0.938)	2.219

Total income (loss) from operations	$(1.056)		$1.813	$2.405	$1.156	$(0.811)	$2.364

Less Distributions

From net investment income	$(0.003)		$(0.045)	$(0.120)	$(0.286)	$(0.084)	$(0.064)

From net realized gain	(0.801)		(0.898)	(0.375)	—	(0.065)	—

Total distributions	$(0.804)		$(0.943)	$(0.495)	$(0.286)	$(0.149)	$(0.064)

Net asset value — End of period	$15.730		$17.590	$16.720	$14.810	$13.940	$14.900

Total Return(2)	(5.90	)%(3)	11.01%	16.63%	8.38%	(5.49)%	18.79%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$118,748		$138,250	$144,164	$172,992	$217,251	$247,408

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.26	%(5)	1.23%	1.25%	1.26%	1.25%	1.26%

Net investment income	0.64	%(5)	0.47%	0.74%	1.15%	0.86%	1.02%

Portfolio Turnover	46	%(3)	43%	24%	57%	40%	49%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Financial Highlights — continued

	Class C

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$17.350		$16.500	$14.610	$13.750	$14.720	$12.490

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.009)		$(0.047)	$(0.001)	$0.057	$0.016	$0.035

Net realized and unrealized gain (loss)	(1.097)		1.703	2.267	0.981	(0.921)	2.195

Total income (loss) from operations	$(1.106)		$1.656	$2.266	$1.038	$(0.905)	$2.230

Less Distributions

From net investment income	$—		$—	$(0.001)	$(0.178)	$—	$—

From net realized gain	(0.734)		(0.806)	(0.375)	—	(0.065)	—

Total distributions	$(0.734)		$(0.806)	$(0.376)	$(0.178)	$(0.065)	$—

Net asset value — End of period	$15.510		$17.350	$16.500	$14.610	$13.750	$14.720

Total Return(2)	(6.28	)%(3)	10.15%	15.80%	7.60%	(6.17)%	17.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$139,146		$163,931	$164,218	$189,050	$210,265	$219,687

Ratios (as a percentage of average daily net assets):

Expenses(4)	2.01	%(5)	1.98%	2.00%	2.01%	2.00%	2.01%

Net investment income (loss)	(0.12	)%(5)	(0.27)%	(0.01)%	0.41%	0.11%	0.25%

Portfolio Turnover	46	%(3)	43%	24%	57%	40%	49%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Financial Highlights — continued

	Class I

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$17.630		$16.760	$14.840	$13.970	$14.930	$12.620

Income (Loss) From Operations

Net investment income(1)	$0.070		$0.128	$0.156	$0.201	$0.167	$0.183

Net realized and unrealized gain (loss)	(1.112)		1.730	2.300	0.995	(0.942)	2.214

Total income (loss) from operations	$(1.042)		$1.858	$2.456	$1.196	$(0.775)	$2.397

Less Distributions

From net investment income	$(0.047)		$(0.090)	$(0.161)	$(0.326)	$(0.120)	$(0.087)

From net realized gain	(0.801)		(0.898)	(0.375)	—	(0.065)	—

Total distributions	$(0.848)		$(0.988)	$(0.536)	$(0.326)	$(0.185)	$(0.087)

Net asset value — End of period	$15.740		$17.630	$16.760	$14.840	$13.970	$14.930

Total Return(2)	(5.79	)%(3)	11.27%	16.99%	8.67%	(5.25)%	19.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$564,661		$722,505	$597,452	$485,693	$527,713	$715,752

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.00	%(5)	0.98%	1.00%	1.01%	1.00%	1.01%

Net investment income	0.89	%(5)	0.74%	1.00%	1.43%	1.13%	1.27%

Portfolio Turnover	46	%(3)	43%	24%	57%	40%	49%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Richard Bernstein Equity Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued.

17

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

18

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$718,809,223

Gross unrealized appreciation	$146,971,796

Gross unrealized depreciation	(20,497,046)

Net unrealized appreciation	$126,474,750

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million, 0.85% on net assets of $500 million but less than $1 billion, 0.825% on net assets of $1 billion but less than $2.5 billion and at reduced rates on average daily net assets of $2.5 billion or more, and is payable monthly. For the six months ended February 28, 2019, the investment adviser and administration fee amounted to $3,866,923 or 0.88% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2019, EVM earned $6,239 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $10,108 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2019 amounted to $152,290 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2019, the Fund paid or accrued to EVD $544,285 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2019 amounted to $181,428 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2019, the Fund was informed that EVD received approximately $10,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

19

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $391,808,711 and $362,474,922, respectively, for the six months ended February 28, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

Sales	510,350	1,506,529

Issued to shareholders electing to receive payments of distributions in Fund shares	256,969	297,932

Redemptions	(1,253,362)	(2,567,013)

Converted from Class C shares	178,215	—

Net decrease	(307,828)	(762,552)

Class C	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

Sales	563,672	1,279,877

Issued to shareholders electing to receive payments of distributions in Fund shares	252,998	249,783

Redemptions	(1,113,041)	(2,036,079)

Converted to Class A shares	(180,764)	—

Net decrease	(477,135)	(506,419)

Class I	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

Sales	6,689,241	11,470,068

Issued to shareholders electing to receive payments of distributions in Fund shares	1,226,630	1,187,706

Redemptions	(13,017,242)	(7,327,804)

Net increase (decrease)	(5,101,371)	5,329,970

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2019, there were no obligations outstanding under these financial instruments.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the six months ended February 28, 2019, the Fund entered into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

20

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended February 28, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures contracts	$(24,776,939)	$13,589,691

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (long) outstanding during the six months ended February 28, 2019, which is indicative of the volume of this derivative type, was approximately $85,143,000.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2019.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

At February 28, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$43,771,525	$—		$—	$43,771,525

Consumer Discretionary	56,819,259	—		—	56,819,259

Consumer Staples	87,649,371	69,286,079		—	156,935,450

Energy	9,427,128	—		—	9,427,128

Financials	60,648,887	—		—	60,648,887

Health Care	139,754,734	64,245,626		—	204,000,360

Industrials	82,512,676	2,939,737		—	85,452,413

Information Technology	83,256,898	—		—	83,256,898

Materials	20,685,480	—		—	20,685,480

Utilities	25,559,848	—		—	25,559,848

Total Common Stocks	$610,085,806	$136,471,442	*	$—	$746,557,248

Exchange-Traded Funds	$50,878,623	$—		$—	$50,878,623

Short-Term Investments	—	47,848,102		—	47,848,102

Total Investments	$660,964,429	$184,319,544		$—	$845,283,973

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

22

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2019

Officers and Trustees

Officers of Eaton Vance Richard Bernstein Equity Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Richard Bernstein Equity Strategy Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 36th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7773    2.28.19

Eaton Vance

Worldwide Health Sciences Fund

Semiannual Report

February 28, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2019

Eaton Vance

Worldwide Health Sciences Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	28

Important Notices	29

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2019

Performance1,2

Portfolio Managers Jason Kritzer, CFA, of Eaton Vance Management and Samantha Pandolfi, CFA, of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/26/1985	07/26/1985	1.75%	15.13%	6.98%	14.12%
Class A with 5.75% Maximum Sales Charge	—	—	–4.07	8.52	5.73	13.44
Class B at NAV	09/23/1996	07/26/1985	1.31	14.20	6.18	13.28
Class B with 5% Maximum Sales Charge	—	—	–3.57	9.20	5.90	13.28
Class C at NAV	01/05/1998	07/26/1985	1.33	14.23	6.18	13.27
Class C with 1% Maximum Sales Charge	—	—	0.35	13.23	6.18	13.27
Class I at NAV	10/01/2009	07/26/1985	1.88	15.43	7.25	14.38
Class R at NAV	09/08/2003	07/26/1985	1.56	14.72	6.71	13.84
MSCI World Health Care Index	—	—	–0.92%	8.97%	7.48%	14.54%
S&P 500® Index	—	—	–3.04	4.68	10.66	16.66

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
Gross		1.06%	1.82%	1.81%	0.81%	1.31%
Net		1.00	1.76	1.75	0.75	1.25

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2019

Fund Profile4

Sector Allocation (% of net assets)5

Country Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

Johnson & Johnson	7.1%

Merck & Co., Inc.	6.0

UnitedHealth Group, Inc.	5.7

Novartis AG	4.8

Abbott Laboratories	3.6

Eli Lilly & Co.	3.6

Pfizer, Inc.	3.5

GlaxoSmithKline PLC	3.2

Anthem, Inc.	2.9

Intuitive Surgical, Inc.	2.7

Total	43.1%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2019

Endnotes and Additional Disclosures

[1]

MSCI World Health Care Index is an unmanaged index of health care sector equities within the MSCI World Index. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 12/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 – February 28, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/18)	Ending Account Value (2/28/19)	Expenses Paid During Period* (9/1/18 – 2/28/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,017.50	$5.10	**	1.02%
Class B	$1,000.00	$1,013.10	$8.83	**	1.77%
Class C	$1,000.00	$1,013.30	$8.84	**	1.77%
Class I	$1,000.00	$1,018.80	$3.85	**	0.77%
Class R	$1,000.00	$1,015.60	$6.35	**	1.27%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.11	**	1.02%
Class B	$1,000.00	$1,016.00	$8.85	**	1.77%
Class C	$1,000.00	$1,016.00	$8.85	**	1.77%
Class I	$1,000.00	$1,021.00	$3.86	**	0.77%
Class R	$1,000.00	$1,018.50	$6.36	**	1.27%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2019

Investment in Worldwide Health Sciences Portfolio, at value (identified cost, $769,125,901)	$1,034,399,302

Receivable for Fund shares sold	372,732

Receivable from affiliates	65,744

Total assets	$1,034,837,778

Liabilities

Payable for Fund shares redeemed	$1,395,977

Payable to affiliates:

Administration fee	117,950

Distribution and service fees	218,331

Accrued expenses	285,699

Total liabilities	$2,017,957

Net Assets	$1,032,819,821

Sources of Net Assets

Paid-in capital	$775,251,874

Distributable earnings	257,567,947

Total	$1,032,819,821

Class A Shares

Net Assets	$721,912,974

Shares Outstanding	63,791,865

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.32

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$12.01

Class B Shares

Net Assets	$1,704,774

Shares Outstanding	146,929

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$11.60

Class C Shares

Net Assets	$71,060,268

Shares Outstanding	6,211,939

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$11.44

Class I Shares

Net Assets	$172,691,783

Shares Outstanding	14,867,097

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.62

Class R Shares

Net Assets	$65,450,022

Shares Outstanding	5,407,844

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.10

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2019

Dividends allocated from Portfolio (net of foreign taxes, $600,332)	$5,986,558

Expenses allocated from Portfolio	(2,774,603)

Total investment income from Portfolio	$3,211,955

Expenses

Administration fee	$759,701

Distribution and service fees

Class A	794,315

Class B	12,515

Class C	740,431

Class R	151,754

Trustees’ fees and expenses	250

Custodian fee	36,474

Transfer and dividend disbursing agent fees	545,216

Legal and accounting services	23,376

Printing and postage	94,303

Registration fees	24,684

Miscellaneous	11,671

Total expenses	$3,194,690

Deduct —

Allocation of expenses to affiliates	$363,233

Total expense reductions	$363,233

Net expenses	$2,831,457

Net investment income	$380,498

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$10,336,698

Foreign currency transactions	(35,236)

Net realized gain	$10,301,462

Change in unrealized appreciation (depreciation) —

Investments	$5,034,402

Foreign currency	(7,159)

Net change in unrealized appreciation (depreciation)	$5,027,243

Net realized and unrealized gain	$15,328,705

Net increase in net assets from operations	$15,709,203

7	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

From operations —

Net investment income	$380,498	$2,125,574

Net realized gain	10,301,462	55,539,176

Net change in unrealized appreciation (depreciation)	5,027,243	60,734,690

Net increase in net assets from operations	$15,709,203	$118,399,440

Distributions to shareholders(1) —

Class A	$(31,216,994)	$(18,049,533)

Class B	(95,093)	(125,195)

Class C	(6,948,174)	(5,056,284)

Class I	(8,584,426)	(4,430,412)

Class R	(2,696,561)	(1,532,249)

Total distributions to shareholders	$(49,541,248)	$(29,193,673)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$19,739,102	$24,676,225

Class B	16,251	8,060

Class C	4,321,482	4,532,079

Class I	16,540,335	43,936,398

Class R	11,510,213	8,633,750

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	27,536,537	16,003,961

Class B	91,615	120,438

Class C	6,703,828	4,829,682

Class I	6,850,478	3,417,228

Class R	2,604,529	1,480,339

Cost of shares redeemed

Class A	(54,962,870)	(151,601,973)

Class B	(247,999)	(814,894)

Class C	(16,778,226)	(49,391,171)

Class I	(18,382,099)	(61,983,272)

Class R	(7,954,107)	(16,088,137)

Net asset value of shares converted

Class A	93,103,069	2,144,295

Class B	(1,141,984)	(2,144,295)

Class C	(91,961,085)	—

Net decrease in net assets from Fund share transactions	$(2,410,931)	$(172,241,287)

Net decrease in net assets	$(36,242,976)	$(83,035,520)

Net Assets

At beginning of period	$1,069,062,797	$1,152,098,317

At end of period	$1,032,819,821	$1,069,062,797 (2)

(1)

For the year ended August 31, 2018, the source of distributions was from net realized gain. The current period presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated undistributed net investment income of $1,962,764 at August 31, 2018. The requirement to disclose the corresponding amount as of February 28, 2019 was eliminated.

8	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2019

Financial Highlights

	Class A

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018		2017		2016		2015	2014

Net asset value — Beginning of period	$11.700		$10.710		$11.140		$13.210		$13.390	$10.890

Income (Loss) From Operations

Net investment income (loss)(1)	$0.009		$0.033		$(0.002)		$(0.074)		$(0.098)	$(0.046)

Net realized and unrealized gain (loss)	0.183		1.248		0.733		(0.824)		1.936	3.980

Total income (loss) from operations	$0.192		$1.281		$0.731		$(0.898)		$1.838	$3.934

Less Distributions

From net investment income	$(0.035)		$—		$—		$—		$—	$(0.069)

From net realized gain	(0.537)		(0.291)		(1.161)		(1.172)		(2.018)	(1.365)

Total distributions	$(0.572)		$(0.291)		$(1.161)		$(1.172)		$(2.018)	$(1.434)

Net asset value — End of period	$11.320		$11.700		$10.710		$11.140		$13.210	$13.390

Total Return(2)	1.75	%(3)(4)	12.31	%(4)	8.50	%(4)	(7.31	)%(4)	15.31%	39.31%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$721,913		$654,296		$707,485		$857,636		$1,073,699	$960,881

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.02	%(4)(7)	1.06	%(4)	1.30	%(4)	1.48	%(4)	1.44%	1.46%

Net investment income (loss)	0.16	%(7)	0.31%		(0.02)%		(0.64)%		(0.73)%	(0.38)%

Portfolio Turnover of the Portfolio	14	%(3)	37%		36%		70%		51%	57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.07%, 0.06%, 0.05% and less than 0.005% of average daily net assets for the six months ended February 28, 2019 and the years ended August 31, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2019

Financial Highlights — continued

	Class B

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018		2017		2016		2015	2014

Net asset value — Beginning of period	$11.880		$10.950		$11.440		$13.640		$13.840	$11.200

Income (Loss) From Operations

Net investment loss(1)	$(0.035)		$(0.053)		$(0.082)		$(0.168)		$(0.205)	$(0.139)

Net realized and unrealized gain (loss)	0.183		1.274		0.753		(0.860)		2.023	4.108

Total income (loss) from operations	$0.148		$1.221		$0.671		$(1.028)		$1.818	$3.969

Less Distributions

From net realized gain	$(0.428)		$(0.291)		$(1.161)		$(1.172)		$(2.018)	$(1.329)

Total distributions	$(0.428)		$(0.291)		$(1.161)		$(1.172)		$(2.018)	$(1.329)

Net asset value — End of period	$11.600		$11.880		$10.950		$11.440		$13.640	$13.840

Total Return(2)	1.31	%(3)(4)	11.48	%(4)	7.69	%(4)	(8.08	)%(4)	14.60%	38.23%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,705		$3,103		$5,704		$10,987		$18,211	$22,917

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.77	%(4)(7)	1.82	%(4)	2.05	%(4)	2.23	%(4)	2.20%	2.21%

Net investment loss	(0.62	)%(7)	(0.49)%		(0.79)%		(1.40)%		(1.47)%	(1.12)%

Portfolio Turnover of the Portfolio	14	%(3)	37%		36%		70%		51%	57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.07%, 0.06%, 0.05% and less than 0.005% of average daily net assets for the six months ended February 28, 2019 and the years ended August 31, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2019

Financial Highlights — continued

	Class C

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018		2017		2016		2015	2014

Net asset value — Beginning of period	$11.770		$10.850		$11.350		$13.530		$13.760	$11.160

Income (Loss) From Operations

Net investment loss(1)	$(0.034)		$(0.048)		$(0.079)		$(0.165)		$(0.204)	$(0.140)

Net realized and unrealized gain (loss)	0.181		1.259		0.740		(0.843)		1.992	4.092

Total income (loss) from operations	$0.147		$1.211		$0.661		$(1.008)		$1.788	$3.952

Less Distributions

From net realized gain	$(0.477)		$(0.291)		$(1.161)		$(1.172)		$(2.018)	$(1.352)

Total distributions	$(0.477)		$(0.291)		$(1.161)		$(1.172)		$(2.018)	$(1.352)

Net asset value — End of period	$11.440		$11.770		$10.850		$11.350		$13.530	$13.760

Total Return(2)	1.33	%(3)(4)	11.49	%(4)	7.67	%(4)	(8.00	)%(4)	14.46%	38.26%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$71,060		$177,727		$204,069		$294,299		$365,081	$298,114

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.77	%(4)(7)	1.81	%(4)	2.05	%(4)	2.23	%(4)	2.19%	2.21%

Net investment loss	(0.60	)%(7)	(0.45)%		(0.76)%		(1.39)%		(1.48)%	(1.13)%

Portfolio Turnover of the Portfolio	14	%(3)	37%		36%		70%		51%	57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.07%, 0.06%, 0.05% and less than 0.005% of average daily net assets for the six months ended February 28, 2019 and the years ended August 31, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2019

Financial Highlights — continued

	Class I

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018		2017		2016		2015	2014

Net asset value — Beginning of period	$12.010		$10.960		$11.340		$13.400		$13.520	$10.980

Income (Loss) From Operations

Net investment income (loss)(1)	$0.023		$0.061		$0.025		$(0.046)		$(0.065)	$(0.016)

Net realized and unrealized gain (loss)	0.189		1.280		0.756		(0.842)		1.963	4.018

Total income (loss) from operations	$0.212		$1.341		$0.781		$(0.888)		$1.898	$4.002

Less Distributions

From net investment income	$(0.065)		$—		$—		$—		$—	$(0.097)

From net realized gain	(0.537)		(0.291)		(1.161)		(1.172)		(2.018)	(1.365)

Total distributions	$(0.602)		$(0.291)		$(1.161)		$(1.172)		$(2.018)	$(1.462)

Net asset value — End of period	$11.620		$12.010		$10.960		$11.340		$13.400	$13.520

Total Return(2)	1.88	%(3)(4)	12.59	%(4)	8.82	%(4)	(7.13	)%(4)	15.64%	39.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$172,692		$173,054		$173,116		$176,958		$233,051	$149,535

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	0.77	%(4)(7)	0.81	%(4)	1.05	%(4)	1.23	%(4)	1.19%	1.21%

Net investment income (loss)	0.41	%(7)	0.56%		0.24%		(0.39)%		(0.48)%	(0.14)%

Portfolio Turnover of the Portfolio	14	%(3)	37%		36%		70%		51%	57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.07%, 0.06%, 0.05% and less than 0.005% of average daily net assets for the six months ended February 28, 2019 and the years ended August 31, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2019

Financial Highlights — continued

	Class R

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018		2017		2016		2015	2014

Net asset value — Beginning of period	$12.460		$11.410		$11.810		$13.980		$14.080	$11.390

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.005)		$0.008		$(0.029)		$(0.110)		$(0.140)	$(0.081)

Net realized and unrealized gain (loss)	0.187		1.333		0.790		(0.888)		2.058	4.182

Total income (loss) from operations	$0.182		$1.341		$0.761		$(0.998)		$1.918	$4.101

Less Distributions

From net investment income	$(0.005)		$—		$—		$—		$—	$(0.046)

From net realized gain	(0.537)		(0.291)		(1.161)		(1.172)		(2.018)	(1.365)

Total distributions	$(0.542)		$(0.291)		$(1.161)		$(1.172)		$(2.018)	$(1.411)

Net asset value — End of period	$12.100		$12.460		$11.410		$11.810		$13.980	$14.080

Total Return(2)	1.56	%(3)(4)	12.08	%(4)	8.25	%(4)	(7.64	)%(4)	15.11%	38.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$65,450		$60,883		$61,724		$66,361		$85,264	$52,429

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.27	%(4)(7)	1.31	%(4)	1.55	%(4)	1.73	%(4)	1.69%	1.71%

Net investment income (loss)	(0.09	)%(7)	0.07%		(0.27)%		(0.89)%		(0.99)%	(0.64)%

Portfolio Turnover of the Portfolio	14	%(3)	37%		36%		70%		51%	57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.07%, 0.06%, 0.05% and less than 0.005% of average daily net assets for the six months ended February 28, 2019 and the years ended August 31, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at February 28, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to February 28, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

14

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Administration Fee and Other Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2019, the administration fee amounted to $759,701. The Portfolio has engaged EVM to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses and any performance-based adjustment to an asset-based investment advisory fee) exceed 1.15%, 1.90%, 1.90%, 0.90% and 1.40% of the Fund’s average daily net assets for Class A, Class B, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after December 31, 2019. Pursuant to this agreement, EVM and EVAIL were allocated $363,233 in total of the Fund’s operating expenses for the six months ended February 28, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2019, EVM earned $77,479 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $18,616 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2019. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2019 amounted to $794,315 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2019, the Fund paid or accrued to EVD $9,386 and $555,323 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended February 28, 2019, the Fund paid or accrued to EVD $75,877 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2019 amounted to $3,129, $185,108 and $75,877 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

15

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended February 28, 2019, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A and Class B shareholders.

6  Investment Transactions

For the six months ended February 28, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $5,148,356 and $59,975,241, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

Sales	1,720,336	2,308,609

Issued to shareholders electing to receive payments of distributions in Fund shares	2,485,247	1,546,276

Redemptions	(4,931,428)	(14,198,014)

Converted from Class B shares	104,129	200,477

Converted from Class C shares	8,491,160	—

Net increase (decrease)	7,869,444	(10,142,652)

Class B	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

Sales	1,375	769

Issued to shareholders electing to receive payments of distributions in Fund shares	8,051	11,405

Redemptions	(21,917)	(76,633)

Converted to Class A shares	(101,800)	(195,262)

Net decrease	(114,291)	(259,721)

Class C	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

Sales	383,515	421,656

Issued to shareholders electing to receive payments of distributions in Fund shares	597,489	461,729

Redemptions	(1,511,831)	(4,590,218)

Converted to Class A shares	(8,358,462)	—

Net decrease	(8,889,289)	(3,706,833)

16

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

Sales	1,462,472	3,974,411

Issued to shareholders electing to receive payments of distributions in Fund shares	603,035	322,380

Redemptions	(1,607,729)	(5,685,560)

Net increase (decrease)	457,778	(1,388,769)

Class R	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

Sales	974,352	756,920

Issued to shareholders electing to receive payments of distributions in Fund shares	219,791	134,089

Redemptions	(673,004)	(1,412,833)

Net increase (decrease)	521,139	(521,824)

17

Worldwide Health Sciences Portfolio

February 28, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value

Biotechnology — 16.2%

AbbVie, Inc.	63,089	$4,999,172

Agios Pharmaceuticals, Inc.(1)	92,498	6,000,345

Alexion Pharmaceuticals, Inc.(1)	86,767	11,742,178

Alnylam Pharmaceuticals, Inc.(1)	71,055	6,039,675

Argenx SE ADR(1)	24,205	3,226,284

Atara Biotherapeutics, Inc.(1)	79,028	2,829,993

Biogen, Inc.(1)	51,618	16,931,220

BioMarin Pharmaceutical, Inc.(1)	103,350	9,638,421

Bluebird Bio, Inc.(1)	22,532	3,497,417

CSL, Ltd.	126,045	17,274,802

Exact Sciences Corp.(1)	53,522	4,870,502

Galapagos NV(1)	63,617	6,226,569

Gilead Sciences, Inc.	378,226	24,592,255

Idorsia, Ltd.(1)	131,332	2,239,132

Incyte Corp.(1)	153,550	13,240,617

Neurocrine Biosciences, Inc.(1)	98,956	7,644,351

Sanbio Co., Ltd.(1)	24,995	613,913

Sarepta Therapeutics, Inc.(1)	21,930	3,163,183

Vertex Pharmaceuticals, Inc.(1)	121,498	22,932,748

		$167,702,777

Health Care Distributors — 0.5%

Amplifon SpA	252,313	$4,688,702

		$4,688,702

Health Care Equipment — 20.0%

Abbott Laboratories	481,983	$37,411,520

Agiliti, Inc.(1)	247,646	2,503,701

Baxter International, Inc.	261,960	19,576,271

Boston Scientific Corp.(1)	554,801	22,258,616

Danaher Corp.	188,340	23,922,947

Edwards Lifesciences Corp.(1)	72,143	12,213,088

Fisher & Paykel Healthcare Corp., Ltd.	639,037	6,393,969

Intuitive Surgical, Inc.(1)	51,580	28,245,724

iRhythm Technologies, Inc.(1)	61,796	5,919,439

Koninklijke Philips NV	357,605	14,229,896

Masimo Corp.(1)	44,297	5,815,310

Medtronic PLC	117,565	10,639,633

Teleflex, Inc.	42,543	12,330,663

Wright Medical Group NV(1)	188,345	5,897,082

		$207,357,859

Security	Shares	Value

Health Care Facilities — 0.3%

NMC Health PLC	82,895	$2,971,379

		$2,971,379

Health Care Services — 1.2%

Amedisys, Inc.(1)	46,697	$5,804,437

UDG Healthcare PLC	789,866	6,053,303

		$11,857,740

Health Care Supplies — 1.7%

Coloplast A/S, Class B	70,833	$7,064,029

Cooper Cos., Inc. (The)	38,090	10,893,359

		$17,957,388

Health Care Technology — 0.4%

Medidata Solutions, Inc.(1)	56,500	$4,238,630

		$4,238,630

Life Sciences Tools & Services — 5.2%

Agilent Technologies, Inc.	186,747	$14,835,182

Lonza Group AG	45,992	12,772,460

Thermo Fisher Scientific, Inc.	102,257	26,542,849

		$54,150,491

Managed Health Care — 12.3%

Anthem, Inc.	100,200	$30,133,146

Centene Corp.(1)	190,166	11,579,208

Humana, Inc.	66,427	18,934,352

UnitedHealth Group, Inc.	243,399	58,956,106

WellCare Health Plans, Inc.(1)	28,945	7,339,873

		$126,942,685

Pharmaceuticals — 41.5%

AstraZeneca PLC	173,771	$14,161,149

Dechra Pharmaceuticals PLC	141,046	4,618,917

Elanco Animal Health, Inc.(1)	80,975	2,448,684

Eli Lilly & Co.	291,701	36,838,919

Galenica AG(2)	91,077	4,148,104

GlaxoSmithKline PLC	1,646,332	32,812,597

Johnson & Johnson	534,798	73,074,799

Merck & Co., Inc.	765,329	62,213,594

Novartis AG	550,228	50,144,453

Novo Nordisk A/S, Class B	514,946	25,245,540

Pfizer, Inc.	846,555	36,698,159

18	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pharmaceuticals (continued)

Roche Holding AG PC	84,061	$23,328,963

Sanofi	312,354	26,046,995

Santen Pharmaceutical Co., Ltd.	419,483	6,555,157

UCB SA	92,723	7,768,398

Zoetis, Inc.	247,786	23,348,875

		$429,453,303

Total Common Stocks (identified cost $761,473,530)		$1,027,320,954

Short-Term Investments — 0.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.62%(3)	3,017,425	$3,017,727

Total Short-Term Investments (identified cost $3,017,425)		$3,017,727

Total Investments — 99.6% (identified cost $764,490,955)		$1,030,338,681

Other Assets, Less Liabilities — 0.4%		$4,061,052

Net Assets — 100.0%		$1,034,399,733

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2019, the aggregate value of these securities is $4,148,104 or 0.4% of the Portfolio’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2019.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value

United States	72.7%	$751,753,970

Switzerland	8.9	92,633,112

United Kingdom	5.0	51,592,663

Denmark	3.1	32,309,569

France	2.5	26,046,995

Netherlands	1.7	17,456,180

Australia	1.7	17,274,802

Belgium	1.3	13,994,967

Japan	0.7	7,169,070

New Zealand	0.6	6,393,969

Ireland	0.6	6,053,303

Italy	0.5	4,688,702

United Arab Emirates	0.3	2,971,379

Total Investments	99.6%	$1,030,338,681

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

19	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2019

Unaffiliated investments, at value (identified cost, $761,473,530)	$1,027,320,954

Affiliated investment, at value (identified cost, $3,017,425)	3,017,727

Dividends receivable	1,919,676

Dividends receivable from affiliated investment	3,514

Tax reclaims receivable	2,700,406

Total assets	$1,034,962,277

Liabilities

Payable to affiliate:

Investment adviser fee	$451,672

Accrued expenses	110,872

Total liabilities	$562,544

Net Assets applicable to investors’ interest in Portfolio	$1,034,399,733

20	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2019

Dividends (net of foreign taxes, $600,332)	$5,940,741

Dividends from affiliated investment	45,820

Total investment income	$5,986,561

Expenses

Investment adviser fee	$2,548,919

Trustees’ fees and expenses	27,324

Custodian fee	141,853

Legal and accounting services	36,502

Miscellaneous	20,007

Total expenses	$2,774,605

Net investment income	$3,211,956

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$10,335,937

Investment transactions — affiliated investment	765

Foreign currency transactions	(35,236)

Net realized gain	$10,301,466

Change in unrealized appreciation (depreciation) —

Investments	$5,034,122

Investments — affiliated investment	283

Foreign currency	(7,159)

Net change in unrealized appreciation (depreciation)	$5,027,246

Net realized and unrealized gain	$15,328,712

Net increase in net assets from operations	$18,540,668

21	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

From operations —

Net investment income	$3,211,956	$8,366,243

Net realized gain	10,301,466	55,539,195

Net change in unrealized appreciation (depreciation)	5,027,246	60,734,716

Net increase in net assets from operations	$18,540,668	$124,640,154

Capital transactions —

Contributions	$5,148,356	$876,853

Withdrawals	(59,975,241)	(209,350,979)

Net decrease in net assets from capital transactions	$(54,826,885)	$(208,474,126)

Net decrease in net assets	$(36,286,217)	$(83,833,972)

Net Assets

At beginning of period	$1,070,685,950	$1,154,519,922

At end of period	$1,034,399,733	$1,070,685,950

22	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2019

Financial Highlights

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.55	%(2)	0.58%	0.80%	0.95%	0.92%	0.92%

Net investment income (loss)	0.63	%(2)	0.79%	0.48%	(0.12)%	(0.21)%	0.17%

Portfolio Turnover	14	%(3)	37%	36%	70%	51%	57%

Total Return	1.99	%(3)	12.85%	9.04%	(6.82)%	15.91%	40.05%

Net assets, end of period (000’s omitted)	$1,034,400		$1,070,686	$1,154,520	$1,409,416	$1,778,864	$1,488,679

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

23	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2019, Eaton Vance Worldwide Health Sciences Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of February 28, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

24

Worldwide Health Sciences Portfolio

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to February 28, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and EVM, the fee is computed at an annual rate of 0.675% of the Portfolio’s average daily net assets up to $500 million, 0.59% on net assets of $500 million but less than $1 billion, 0.52% on net assets of $1 billion but less than $1.5 billion, 0.49% on net assets of $1.5 billion but less than $2 billion and at reduced rates on average daily net assets of $2 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of EVM or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. In addition, EVM’s fee is subject to an upward or downward performance adjustment of up to 0.15% (annually) of the average daily net assets of the Portfolio depending on whether, and to what extent, the investment performance of the Portfolio differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period. For the six months ended February 28, 2019, the Portfolio’s investment adviser fee, net of a downward performance adjustment of $643,230, amounted to $2,548,919 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of EVM.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $144,505,200 and $194,275,294, respectively, for the six months ended February 28, 2019.

25

Worldwide Health Sciences Portfolio

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$764,486,729

Gross unrealized appreciation	$273,194,706

Gross unrealized depreciation	(7,342,754)

Net unrealized appreciation	$265,851,952

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2019.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Concentration of Risk

As the Portfolio invests a significant portion of its assets in pharmaceutical, biotechnology, life sciences, and health care equipment and services companies, it may be affected by developments that adversely affect such companies. These developments include product obsolescence, the failure of a company to develop new products and the expiration of patent rights. The value of the Portfolio’s interests can also be impacted by regulatory activities that affect health sciences companies. The Portfolio has historically held approximately 60 stocks or less at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Worldwide Health Sciences Portfolio

February 28, 2019

Notes to Financial Statements (Unaudited) — continued

At February 28, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Biotechnology	$141,348,361	$26,354,416		$—	$167,702,777

Health Care Distributors	—	4,688,702		—	4,688,702

Health Care Equipment	184,230,293	23,127,566		—	207,357,859

Health Care Facilities	—	2,971,379		—	2,971,379

Health Care Services	5,804,437	6,053,303		—	11,857,740

Health Care Supplies	10,893,359	7,064,029		—	17,957,388

Health Care Technology	4,238,630	—		—	4,238,630

Life Sciences Tools & Services	41,378,031	12,772,460		—	54,150,491

Managed Health Care	126,942,685	—		—	126,942,685

Pharmaceuticals	234,623,030	194,830,273		—	429,453,303

Total Common Stocks	$749,458,826	$277,862,128	*	$—	$1,027,320,954

Short-Term Investments	$—	$3,017,727		$—	$3,017,727

Total Investments	$749,458,826	$280,879,855		$—	$1,030,338,681

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

27

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2019

Officers and Trustees

Officers of Eaton Vance Worldwide Health Sciences Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Worldwide Health Sciences Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Worldwide Health Sciences Fund and Worldwide Health Sciences Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser of

Worldwide Health Sciences Portfolio and Administrator of Eaton Vance Worldwide Health Sciences Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Worldwide Health Sciences Portfolio

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7707    2.28.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2019